Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Entity Common Stock Shares Outstanding	943,619,967

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 20,317	$ 18,312	$ 16,121
Cost of sales	9,665	8,797	7,056
Gross Profit	10,652	9,515	9,065
Research and development expenses, net	1,356	1,095	951
Selling and marketing expenses	3,879	3,478	2,968
General and administrative expenses	1,238	932	865
Impairments loss contingencies restructuring and others net	1,974	901	410
Operating income	2,205	3,109	3,871
Financial expenses - net	386	153	225
Income before income taxes	1,819	2,956	3,646
Provision for income taxes	(137)	127	283
Share in losses of associated companies - net	46	61	24
Net income	1,910	2,768	3,339
Net income (loss) attributable to non-controlling interests	(53)	9	8
Net income attributable to Teva	$ 1,963	$ 2,759	$ 3,331
Earnings per share attributable to Teva:
Basic	$ 2.25	$ 3.1	$ 3.72
Diluted	$ 2.25	$ 3.09	$ 3.67
Weighted average number of shares (in millions):
Basic	872	890	896
Diluted	873	893	921

COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income [Abstract]
Net income	$ 1,910	$ 2,768	$ 3,339
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	632	(844)	(145)
Unrealized gain (loss) on derivative financial instruments	(63)	40	(70)
Unrealized gain (loss) from available-for-sale securities	65	(115)	37
Other	(60)	(23)	(27)
Total Other Comprehensive Income (Loss)	574	(942)	(205)
Total comprehensive income	2,484	1,826	3,134
Comprehensive income (loss) attributable to the non-controlling interests	(51)	6	8
Comprehensive income attributable to Teva	$ 2,535	$ 1,820	$ 3,126

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,879	$ 1,096
Accounts receivable	5,572	6,213
Inventories	5,502	5,012
Deferred income taxes.	1,142	966
Other Current Assets	1,260	1,166
Total current assets	16,355	14,453
Other non-current assets	1,338	1,133
Property, plant and equipment, net	6,315	5,947
Identifiable intangible assets, net	7,745	10,316
Goodwill	18,856	18,293
Total assets	50,609	50,142
Current liabilities:
Short-term debt and current maturities of long term liabilities	3,006	4,280
Sales Reserves And Allowances	4,934	4,428
Accounts payable and accruals	3,376	3,572
Other current liabilities	1,572	1,396
Total current liabilities	12,888	13,676
Long-term liabilities:
Deferred income taxes	1,849	2,610
Other taxes and long term payables	1,293	1,277
Senior notes and loans	11,712	10,236
Total long term liabilities	14,854	14,123
Total liabilities	27,742	27,799
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,474	13,374
Retained earnings	12,346	11,284
Accumulated other comprehensive loss	(17)	(589)
Treasury shares	(3,085)	(1,924)
Stockholders' equity attributable to Teva shareholders	22,768	22,195
Non-controlling interests	99	148
Total equity	22,867	22,343
Total liabilities and equity	$ 50,609	$ 50,142

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500
Ordinary shares, issued	944
Treasury, shares	87
Common Stock, Par or Stated Value Per Share	0.1

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Stated value	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Total Tevas share holders equity	Noncontrolling Interest
Balance as of at Dec. 31, 2009	$ 19,259	$ 49	$ 12,880	$ 6,662	$ 555	$ 924	$ 19,222	$ 37
Shares, balance at Period Start at Dec. 31, 2009		923,000,000
Comprehensive income:
Comprehensive Income	3,134			3,331	(205)		3,126	8
Exercise of options and RSUs by employees	180	0	180				180
Exercise of options and RSUs by employees, shares		7,000,000
Stock-based compensation expense	80		80				80
Dividends	(673)			(668)			(668)	(5)
Acquisition of non-controlling interest	15						0	15
Conversion of convertible senior debentures	92	0	92				92
Conversion of convertible senior debentures, shares		3,000,000
Treasury shares	99					99	99
Other Equity	14	0	14				14
Stock Holders Equity Other Shares		4,000,000
Balance at Period End at Dec. 31, 2010	22,002	49	13,246	9,325	350	1,023	21,947	55
Shares, balance at Preiod End at Dec. 31, 2010		937,000,000
Comprehensive income:
Comprehensive Income	1,826			2,759	(939)		1,820	6
Exercise of options and RSUs by employees	71	0	71				71
Exercise of options and RSUs by employees, shares		3,000,000
Stock-based compensation expense	91		91				91
Dividends	(800)			(800)			(800)
Acquisition of non-controlling interest	(75)		(55)				(55)	(20)
Disposition of non-controlling interests	(15)							(15)
Conversion of convertible senior debentures	12	0	12				12
Conversion of convertible senior debentures, shares		2,000,000
Treasury shares	901					901	901
Other Equity	3	1	9				10	(7)
Stock Holders Equity Other Shares		0
Noncontrolling Interests arising from Business Combination	129							129
Balance at Period End at Dec. 31, 2011	22,343	50	13,374	11,284	(589)	1,924	22,195	148
Shares, balance at Preiod End at Dec. 31, 2011		942,000,000
Comprehensive income:
Comprehensive Income	2,484			1,963	572		2,535	(51)
Exercise of options and RSUs by employees	14	0	14				14
Exercise of options and RSUs by employees, shares		2,000,000
Stock-based compensation expense	82		82				82
Dividends	(901)			(901)			(901)
Treasury shares	1,161					1,161	1,161
Other Equity	6	0	4				4	2
Stock Holders Equity Other Shares		0
Balance at Period End at Dec. 31, 2012	$ 22,867	$ 50	$ 13,474	$ 12,346	$ (17)	$ 3,085	$ 22,768	$ 99
Shares, balance at Preiod End at Dec. 31, 2012		944,000,000

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 1,910	$ 2,768	$ 3,339
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,708	1,069	977
Net change in operating assets and liabilities	414	594	(205)
Deferred Income Taxes Net And Uncertain Tax Positions	(690)	(500)	(199)
Research and development in process	73	15	18
Impairment of long lived assets	1,071	201	124
Stock-based compensation	82	91	80
Other non-cash items	7	103	57
Gain From Revaluation Of Investments	0	(135)	0
Gain from sale of long lived assets and investments	(3)	(72)	(55)
Net cash provided by operating activities	4,572	4,134	4,136
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(6,561)	(4,951)
Purchase of property, plant and equipment	(1,104)	(1,053)	(710)
Purchase of investments and other assets	(201)	(217)	(436)
Proceeds From Sales of Long Lived Assets And Investments	264	279	700
Other investing activities	(93)	(49)	(58)
Net cash used in investing activities	(1,134)	(7,601)	(5,455)
Financing activities:
Proceeds From Senior Notes Net	3,783	5,723	2,492
Purchase of treasury shares	(1,161)	(899)	(99)
Net change in short-term credit	(2,492)	(124)	626
Dividends paid	(855)	(800)	(668)
Proceeds from exercise of options by employees	14	71	180
Proceeds From Long Term Loans And Other Long Term Liabilities	1,241	1,000	45
Redemption of convertible debentures	0	(814)	(45)
Repayment of long-term loans And Other Long Term Liabilities	(2,213)	(751)	(1,972)
Other financing activities	5	5	14
Purchase of Non-controlling Interest	0	(75)	0
Net cash provided by (used in) financing activities	(1,678)	3,336	573
Translation adjustment on cash and cash equivalents	23	(21)	(1)
Net change in cash and cash equivalents	1,783	(152)	(747)
Balance of cash and cash equivalents at beginning of period	1,096	1,248	1,995
Balance of cash and cash equivalents at end of period	2,879	1,096	1,248
Supplemental disclosure of cash flow information
Interest paid	297	230	186
Income taxes paid, net of refunds	614	276	354
Net change in operating assets and liabilities
Accounts receivable net of sales reserves and allowances	936	701	55
Inventories	(511)	(762)	(124)
Other current assets	(54)	(240)	51
Accounts payable and accruals and other current liabilities	(19)	543	(295)
Inventory Step Up	62	352	108
Net change in working capital items	$ 414	$ 594	$ (205)

CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows
Principal amount of convertible senior debentures	$ 0.3	$ 12	$ 136
Debt conversion instrument shares issued converted	9	2,000	3,000

SIGNIFICANT ACCOUNTING POLICIES	0 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

a.       General:

Operations

Teva Pharmaceutical Industries Limited (the “Parent Company”), headquartered in Israel, together with its subsidiaries and associated companies (the “Company”, “Teva” or the “Group”), is engaged in the development, manufacturing, marketing and distribution of pharmaceuticals. The majority of the Group's revenues are in the United States and Europe. The Group's main manufacturing facilities are located in Israel, Hungary, United States, Germany, Canada, Japan, Ireland, the United Kingdom, the Czech Republic, Croatia and Poland.

Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Functional currency

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (“dollar” or “$”).

The functional currency of certain subsidiaries and associated companies is their local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented in the consolidated statements of comprehensive income.

The financial statements of subsidiaries in a highly inflationary economy are remeasured as if the functional currency was the U.S. dollar, Teva's reporting currency. A highly inflationary economy is one that has cumulative inflation of approximately 100 percent or more over a 3-year period.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to uncertain tax positions, intangible assets, purchase price allocation on acquisitions, contingencies, valuation of goodwill and sales and reserves allowances.

b.       Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority- owned subsidiaries and Variable Interest Entities ("VIEs") for which the Company is considered the primary beneficiary.

Intercompany transactions and balances are eliminated in consolidation; profits from intercompany sales, not yet realized outside the Group, are also eliminated.

c.       Investee companies:

Investments in entities in which the Company has a significant influence are accounted for using the equity method and included within "other non-current assets." Under the equity method, the Company generally recognizes its proportionate share of income or loss of the entity. Other non-marketable equity investments are carried at cost. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

d.       Cash and cash equivalents:

All highly liquid investments, which include short-term bank deposits and money market instruments, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which did not exceed three months at the time of investment, are considered to be cash equivalents.

e.       Inventories:

Inventories are valued at the lower of cost or market. Cost of raw and packaging materials and purchased products is determined mainly on a “moving average” basis. Cost of finished products and products in process is determined as follows: the raw and packaging materials component—mainly on a “moving average” basis; the capitalized production costs component—mainly on an average basis over the production period.

Inventories acquired in a business combination are stepped-up to their estimated fair value less profit for sales efforts and amortized to cost of sales as that inventory is sold.

f.       Marketable securities:

Marketable securities consist mainly of money market funds, debt securities and equity securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. When debt securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. Changes in fair value, net of taxes, are reflected in other comprehensive income.

For declines in the fair value of equity securities that are considered other-than-temporary, impairment losses are charged to financial expense, net. The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and for equity securities, the Company's ability and intent to hold the investment for the length of time necessary to allow for the recovery of the market value. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income. Realized gains and losses for both debt and equity securities are included in financial expense, net.

g.       Property, plant and equipment:

Property, plant and equipment are stated at cost, after deduction of the related investment grants, and depreciated using the straight-line method over the estimated useful life of the assets: buildings, mainly 40 years; machinery and equipment, between 15 to 20 years; and other assets, between 5 to 10 years.

h.       Goodwill:

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually per reporting unit at the end of each year, or whenever events or circumstances present an indication of impairment.

The Company applies the FASB's guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. If the Company performs a qualitative assessment and concludes it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is then required to perform the first step of the two-step impairment test.

  Identifiable intangible assets:

Identifiable intangible assets are comprised of definite life intangible assets and indefinite life intangible assets.

Definite life intangible assets consist mainly of acquired product rights and other rights relating to products in respect of which an approval for marketing was received from the U.S. Food and Drug Administration (“FDA”) or the equivalent agencies in other countries.

Definite life intangible assets are amortized using mainly the straight-line method over their estimated period of useful life which is determined by identifying the period in which substantially all of the cash flows are expected to be generated. Amortization of acquired developed products is recorded under cost of sales. Amortization of marketing and distribution rights is recorded under selling and marketing expenses.

Indefinite life intangible assets are mainly comprised of trade names and research and development in-process. Indefinite life intangible assets are not amortized but rather are tested for impairment annually at December 31 of each year, or whenever events or circumstances present an indication of impairment.

Research and development in-process acquired in a business combination is capitalized. Upon initial recognition, these assets are treated similarly to indefinite life intangible assets until the related research and development efforts are either completed or abandoned. In the reporting period where they are treated as indefinite life intangible assets, they are not amortized but rather are tested for impairment annually at the end of each year, or whenever events or circumstances present an indication of impairment. Upon completion of the related research and development efforts, management determines the remaining useful life of the intangible assets and amortizes them accordingly. In case of abandonment, the related research and development efforts are impaired.

j.       Contingencies:

The Company and certain of its subsidiaries are involved in various patent, product liability, consumer, commercial, and environmental claims; government investigations; and other legal proceedings that arise from time to time in the ordinary course of our business. Except for income tax contingencies, we record accruals for these type of contingencies to the extent that we conclude their occurrence is probable and that the related liabilities are estimable. We record anticipated recoveries under existing insurance contracts that are probable of occurring and at the gross amount that is expected to be collected.

k.       Tax contingencies:

TThe Company records accruals for uncertain tax positions. Those accruals are recorded to the extent that the Company concludes that a tax position is not sustainable under a “more-likely-than-not” standard. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

l.       Impairment in value of long-lived assets:

The Company tests long-lived intangible and tangible assets, other than goodwill, for impairment, whenever events or circumstances present an indication of impairment. For indefinite life intangible assets, the impairment test is performed annually, and consists of a comparison of the fair value of the intangible assets to their carrying amounts. When required, the Company records charges for impairment of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets (see also notes 6, 7 and 17).

m.       Convertible senior debentures:

The Company separates the liability and equity components of convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement) so that the interest on the Company's convertible debt is at a market rate. This accounting treatment results in the bifurcation of the convertible debt security into a debt component (which is recorded at an amount lower than its face amount) and an equity component. The debt component is accreted over the period until the debt is first due or putable by the holder, with accretion of the resulting discount on the debt recognized as part of interest expense in the consolidated statements of income.

n.       Treasury shares:

Treasury shares are presented as a reduction of Teva shareholders' equity and carried at their cost to Teva, under “Treasury shares”.

o.       Stock-based compensation:

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires estimates as to the option's expected life and the price volatility of the underlying stock.

 Teva values restricted stock units (“RSUs”) based on the market value of the underlying stock at the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting. Teva recognizes the estimated fair value of option-based awards and RSUs, net of estimated forfeitures, under stock-based compensation costs.

p.       Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, including those required by the U.S. health care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities”. These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Revenue resulting from the achievement of milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

Revenues and other arrangements from licensees, sales of licensed products and technology, are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

Other revenues, which include royalty income and income from services, amounted to $438 million, $383 million and $162 million in the years ended December 31, 2012, 2011 and 2010, respectively.

q.       Research and development:

Research and development expenses are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the services are performed.

Research and development in-process acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use, is expensed as incurred.

r.       Shipping and handling costs:

Shipping and handling costs, which amounted to $230 million, $236 million and $202 million for the years ended December 31, 2012, 2011 and 2010, respectively, are included in selling and marketing expenses.

s.       Advertising expenses:

Advertising expenses are charged to income as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $337 million, $248 million and $243 million, respectively.

t<>.       Deferred income taxes:

<>Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred income tax assets will not be realized. Deferred income tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

<>Deferred tax has not been provided on the following items:

<>(1) Taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally the Company's intention to hold these investments, not to realize them.

<>(2) Amounts of tax-exempt income generated from the Company's current Approved Enterprises and unremitted earnings from foreign subsidiaries retained for reinvestment in the Group (see note 14f).

u.       Earnings per share:

Basic earnings per share are computed by dividing the net income attributable to Teva by the weighted average number of ordinary shares (including fully vested RSUs) outstanding during the year, net of treasury shares.

In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

v.       Concentration of credit risks:

Most of Teva's cash, cash equivalents and marketable securities (which amounted to $3.1 billion at December 31, 2012) were deposited with European, U.S. and Israeli banks and financial institutions and were comprised mainly of cash deposits.

The pharmaceutical industry, particularly in the U.S., has been significantly affected by consolidation among managed care providers, large pharmacy chains, wholesaling organizations and other buyer groups. The U.S. market constitutes approximately 51% of our consolidated revenues and a relatively small portion of total trade accounts net of sales reserves and allowances. The exposure of credit risks relating to other trade receivables is limited, due to the relatively large number of group customers and their wide geographic distribution. Teva performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

w.       Derivatives:

Teva carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts, written and purchased currency options and swaps). The transactions are designed to hedge the Company's currency exposure and interest exposure.

Derivatives that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of “financial expenses—net” in the statements of income.

Derivatives that qualify as a fair value hedge are recognized on the balance sheet at their fair value, with changes in the fair value reported with the carrying amount of the hedged asset or liability.

For derivatives that qualify as cash-flow hedges, the effective portion of these derivatives' fair value is initially reported as a component of other comprehensive income.

For derivatives that do not qualify for hedge accounting, the cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

x.       Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value. See note 3.

y.       Collaborative arrangements:

A Collaborative agreements are contractual arrangements in which the parties are active participants to the arrangement and are exposed to the significant risks and rewards that are dependent on the ultimate commercial success of the endeavor. See note 2(12).

The Company recognizes revenue generated and costs incurred on sales to third parties as it relates to a collaborative agreement as gross or net, based on accounting guidance relating to “Reporting Revenue Gross as a Principal versus Net as an Agent.” If the Company is the principal participant in a transaction, revenues are recorded on a gross basis; otherwise, revenues are recorded on a net basis.

z.       Segment reporting:

Teva evaluates its organizational structure under a notion of “One Teva” with functional based units of a front-end (products offerings) and back-end (supply, operations and research and development) unified organization. Accordingly, Teva concluded that it has one operating segment.

Subsequent to the anticipated completion of Teva's strategic review in 2013, the Company intends to re-evaluate it's segment reporting.

Entity-wide disclosures on net revenues and property, plant and equipment are presented in note 18.

aa.       Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

ab.       Recently issued accounting pronouncements:

In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment,” which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, “Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities,” which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." Teva believes that the adoption of both the standard and the update will not have a material impact on Teva's consolidated financial statements.

CERTAIN TRANSACTIONS	0 Months Ended
Dec. 31, 2012
Certain Transactions [Abstract]
Certain Transactions

NOTE 2 – CERTAIN TRANSACTIONS:

1) Sale of animal health unit:

On September 14, 2012, Teva entered into an agreement to sell its U.S.-based animal health unit for up to $145 million. The purchase price included a payment of $50 million at closing and up to $91 million in milestone payments. The transaction closed in January 2013 and has not materially affected our financial results.

2) South Korea venture:

In December 2012, Teva entered into an agreement with Handok Pharmaceutical Co. (“Handok”), Ltd. to form a business venture in South Korea, allowing Teva to gain entrance into the Korean pharmaceutical market.  Teva will contribute its global resources, with responsibilities for manufacturing and supplying a wide range of affordable and innovative medicines, and Handok's primary responsibility will be in sales and marketing, distribution, and regulatory affairs. Under the terms of the agreement, we will have a voting split of 60% and 40% and a profit split of 51% and 49% to Teva and Handok, respectively. This agreement had no effect on our 2012 financial results.

3) Xenon:

On December 11, 2012, Teva entered into a collaborative development and exclusive worldwide license for XEN402 with Xenon Pharmaceuticals Inc. (“Xenon”). XEN402 is currently in clinical development for a variety of painful disorders. Under the agreement, Teva paid Xenon an upfront fee of $41 million. In addition, Teva may be required to pay development, regulatory and sales-based milestones of up to $335 million. Xenon is also entitled to royalties on sales and has an option to participate in commercialization in the United States<>.

4) Acquisition of Neurosearch A/S assets:

On October 25, 2012, Teva acquired from NeuroSearch A/S (“NeuroSearch”), a Danish company, the rights, assets and obligations relating to Huntexil® (pridopidine/ACR16), a drug candidate being developed for the symptomatic treatment of hand movement, balance and gait disturbances in Huntington's disease. Under the agreement, Teva paid NeuroSearch approximately $26 million. Regulatory and commercialization milestone payments may result in additional payments of approximately $10 million to NeuroSearch.

       5) PGT Consumer Healthcare:

In November 2011, we formed PGT Healthcare, a consumer healthcare joint venture with The Procter & Gamble Company (“P&G”). Headquartered in Geneva, Switzerland, the joint venture focuses on branded OTC medicines in categories such as cough/cold and allergy, digestive wellness, vitamins, minerals and supplements, analgesics and skin medications, and operates in all markets outside North America. Its leading brands are Vicks®, Metamucil®, Pepto-Bismol®, and ratiopharm. The joint venture also develops new brands for the North American market and certain global markets. PGT Healthcare's strengths include P&G's strong brand-building, consumer-led innovation and go-to-market capabilities; our broad geographic reach, experience in R&D, regulatory and manufacturing expertise and extensive portfolio of products, and each company's scale and operational efficiencies.

We own 49% of the joint venture, and P&G holds a controlling financial interest of 51%. We recognize profits of the joint venture based on our ownership percentage. The joint venture has certain independent operations and contracts for other services from its two partners in an effort to leverage their scale and capabilities and thereby maximize efficiencies. Such services include research and development, manufacturing, sales and distribution, administration and other services, provided under agreements with the joint venture. The partners have certain rights to terminate the joint venture after seven years and earlier under other circumstances. As of December 2012, the OTC products of Cephalon (Mepha) were included in the joint venture.

       6) Cephalon acquisition:

In October 2011, Teva acquired Cephalon, Inc. ("Cephalon") for total cash consideration of $6.5 billion. Cephalon was a global biopharmaceutical company with a strong marketed portfolio and a pipeline of branded products. The acquisition diversified Teva's specialty portfolio and enhanced Teva's late-stage innovative pipeline.

The acquisition was financed by borrowing under credit facilities and by the issuance of a long term debt. See note 10.

At the closing, Cephalon had two outstanding series of convertible debt: $820 million of 2.0% notes due 2015 and $500 million of 2.5% notes due 2014. Both series became convertible as a result of the acquisition. The aggregate amount payable upon conversion was approximately $2.1 billion. By the end of 2011, holders of effectively 100% of Cephalon's convertible debt had submitted their debt for conversion.

Cephalon's results of operations and balance sheet were included in Teva's consolidated reports commencing October 2011.

At the closing, Cephalon had contingent consideration liabilities related to future milestones payments due to the acquisition of Gemin X Pharmaceuticals, Inc. in April 2011, the acquisition of Ception Therapeutics, Inc. in February 2010, the acquisition of BioAssets Development Corporation in November 2009, and the inclusion of Alba Therapeutics Corporation in February 2011. The aggregate fair value amount of Cephalon's contingent consideration liabilities at the date of the Cephalon acquisition was $171 million.

We determined the fair value of the liability for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with future milestone payments was based on several factors including:

  estimated cash flows projected from the success of unapproved product candidates in the U.S. and Europe;
  the probability of success for product candidates including risks associated with uncertainty, achievement and payment of milestone events;
  the time and resources needed to complete the development and approval of product candidates;
  the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe; and
  the risk adjusted discount rate for fair value measurement.

The contingent consideration payments have been recorded as a liability, and their fair value is evaluated quarterly, or more frequently if circumstances dictate. Changes in the fair value of contingent consideration are recorded in earnings.

The table below summarizes the fair value of assets acquired, liabilities assumed and resulting goodwill in Cephalon.

U.S. $
in millions
Current assets	$2,850
Investment and non-current assets	426
Property, plant and equipment	359
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,279
Total assets acquired	10,774

Current liabilities	832
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,099
Contingent consideration	171
Total liabilities assumed	4,184
Non controlling interest	79
Net assets acquired	$6,511

<>Adjustments during the measurement period did not have a significant impact on Teva's consolidated statements of income, balance sheets or cash flows and, therefore, we have not retrospectively adjusted our financial statements. Adjustments for identifiable intangible assets recognized during the measurement period reflected changes in the estimated fair value of certain acquired intangibles, principally in-process research and developed assets. The adjustments did not result from intervening events subsequent to the acquisition date.

An amount of $1,296, million of the purchase price was allocated to the estimated fair value of purchased research and development in-process that as of the closing date of the acquisition, had not reached technological feasibility. This amount, upon initial recognition, has been treated as an indefinite life intangible asset until the related research and development efforts are either completed or abandoned. See note 1i.

<>Research and development in-process related to ten products. A probability of success factor was used to reflect inherent technological and regulatory risks. The net cash inflows were discounted to present values, using a discount rate of 13% and other assumptions, which take into account the stage of completion, nature and timing of efforts for completion, risks and uncertainties, among other key factors, which vary among the individual products. Material net cash inflows are expected to commence during 2015. During 2012, four of these ten products have been impaired as disclosed in note 17, and SynriboTM (Omacetaxine) was launched during 2012.

Product rights and <>purchased research and development in process were valued using a variation of the income approach known as the “Multi-Period Excess Earnings Approach”. This method utilized a forecast of expected cash inflows (including adjustments, as appropriate, for regulatory and commercial risks), cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

<>An amount of $2,555, million of the purchase price was allocated to existing products. The Company is amortizing existing products over a range of periods of between 3 to 12 years. An amount of $9 million of the purchase price was allocated to a trade name. The excess of cost of acquisition over the fair value of net tangible and identifiable intangible assets on acquisition amounted to $3,279 million, and represented goodwill, which is due to primarily the expected synergies and economies of scale.

Below are certain unaudited pro forma combined statement of income data for the years ended December 31, 2011 and 2010, as if the acquisition of Cephalon had occurred on January 1, 2010 after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) exclusion of $288 million of nonrecurring expense related to inventory step up in 2011 and inclusion of $355 million of nonrecurring expense in 2010; (c) estimated additional finance expenses due to: (i) borrowings under credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) elimination of Cephalon's equity investment mark-to-market effect (an exclusion of income of $198 million and $8 million in 2011 and 2010 supplemental pro forma net income respectively); and (iv) elimination of Cephalon's finance expense relating to convertible debentures; (d) pharmaceutical products divested as part of the regulatory requirements for approving the deal; (e) elimination of intercompany sales; (f) elimination of net revenues related to the divestiture of certain overlapping products; and (g) elimination of net revenues and income related to Cephalon's divested businesses (Middle East, Africa, Latin America and Asia); and (h) certain adjustments with regards to the amortization of Cephalon's Provigil® product.

This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010 nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2010

	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net revenues	$20,443	$18,792
Net income attributable to Teva	$2,681	$2,907

Earnings per share:
Basic	$3.01	$3.24
Diluted	$3.00	$3.20

7) Japanese transactions:

In September 2011, Teva acquired all non-controlling interests of its investment in Taisho, as well as gained 100% control on its former equity investment in Teva-Kowa, for a total purchase price of $150 million. This acquisition, together with the Taiyo acquisition, enabled Teva to expand its Japanese operations.

In July 2011, Teva acquired all of Taiyo Pharmaceutical Industry Co. Ltd. (“Taiyo”) outstanding shares for $1,092 million in cash. Taiyo had developed a large portfolio of generic products in Japan with over 550 marketed products, and its advanced production facilities enabled it to produce a wide range of dosage forms on a large scale.

The acquisition consideration was attributed to net assets on the basis of the fair value of assets acquired and liabilities assumed based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers. Taiyo's results of operations were included in Teva's consolidated financial statements commencing July 2011.

Since April 2012, the majority of Teva's Japan based companies have operated under a single company – Teva Seiyaku.

8) CureTech:

In September 2011, we exercised an option to invest $19 million in CureTech Ltd. (“CureTech”), a biotechnology company. We also agreed to make further investments in CureTech's research and development activities. As a result of the option exercise, our ownership stake in CureTech increased from 33% to 75%.

In January 2013, we announced the termination of our collaboration with CureTech, see also note 17.

9) Laboratoire Theramex acquisition:

In January 2011, Teva completed the acquisition of Laboratoire Theramex (“Theramex”), Merck KGaA's European-based women's health business, for €267 million in cash (approximately $355 million) and certain limited performance-based milestone payments. Theramex has a broad portfolio of women's health and gynecology products sold in over 50 countries, primarily France and Italy.

10) Corporación Infarmasa acquisition:

In January 2011, Teva acquired Corporación Infarmasa (“Infarmasa”), a top ten pharmaceutical company in Peru, from The Rohatyn Group and Altra Investments. Infarmasa manufactures and commercializes branded and unbranded generic drugs, primarily corticosteroids, antihistamines, analgesics and antibiotics. Infarmasa's product offerings have enhanced Teva's portfolio in the market, especially in the area of antibiotics, where Infarmasa has the leading brand in Peru.

11) Ratiopharm acquisition:

On August 10, 2010, Teva acquired Merckle ratiopharm Group (“ratiopharm”) for a total cash consideration of $5.2 billion. The transaction was accounted for as a business combination. Ratiopharm's results of operations were included in Teva's consolidated financial statements commencing August 2010.

The cash consideration was financed through Teva's internal resources, the issuance of $2.5 billion in senior notes and credit lines, including credit agreements for an aggregate amount of $1.5 billion.

<>An amount of $501 million of the purchase price was allocated to the estimated fair value of purchased research and development in-process that as of the closing date of the acquisition had not reached technological feasibility and had no alternative future use. This amount, upon initial recognition, has been treated as an indefinite life intangible asset until the related research and development efforts are either completed or abandoned (refer to note 1i).

<>Research and development in-process related to approximately 42 products and product groups, which included one product with a value of approximately one third of the total value of research and development in-process. A probability of success factor was used to reflect inherent technological and regulatory risks. The net cash inflows were discounted to present values, using a range of discount rates of between 10.5% and 15% and other assumptions, which take into account the stage of completion, nature and timing of efforts for completion, risks and uncertainties, and other key factors, which vary among the individual products. Material net cash inflows are expected to commence during 2014. Of the 42 products and product groups mentioned above, through December 31, 2012, all products but two were launched in some markets.

Product rights and <>purchased research and development in process were valued using a variation of the income approach known as the “Multi-Period Excess Earnings Approach”. This method utilized a forecast of expected cash inflows (including adjustments, as appropriate, for regulatory and commercial risks), cash outflows and contributory charges for economic returns on tangible and intangible assets employed. A trade name was valued using a variation of the income approach known as the “Relief from Royalty Method”. This method is based on the concept that a company owns the trade name and licenses it to an operating company. The theoretical price paid by the operating company to the company that owns the trade name is expressed as a royalty rate. The net present value of all forecasted royalties represents the value of the trade name.

<>An amount of $1,658 million of the purchase price was allocated to existing products. The Company is amortizing existing products over a period of approximately 10 years. An amount of $139 million of the purchase price was allocated to a trade name. The excess of cost of acquisition over the fair value of net tangible and identifiable intangible assets on acquisition amounted to $2,795 million, and represented goodwill.

Below is a certain unaudited pro forma statement of income data for the year ended December 31, 2010, as if the acquisition of ratiopharm had occurred on January 1, 2010, after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) estimated additional interest expense due to: (i) borrowings under the one year credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) elimination of interest income on Teva's cash and cash equivalents and marketable securities used as cash consideration in the acquisition; and (iv) elimination of financial expenses of $102 million resulting from the hedging of the euro-denominated purchase price for the acquisition; and (c) elimination of intercompany sales.

The pro forma information below is given in accordance with the accepted accounting standards at the date of the acquisition.

This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010, nor is it necessarily indicative of future results.

Year ended December 31, 2010

(U.S. $ in millions, except earnings per share)
(Unaudited)
Net revenues	$17,396
Net income attributable to Teva	$3,421

Earnings per share:
Basic	$3.82
Diluted	$3.76

       12) Significant collaborative agreements:

<>The Company has entered into alliances and other arrangements with third parties to acquire rights to products it does not have, to access markets it does not operate in and to otherwise share development cost or business risks. The Company's most significant agreements of this nature are summarized below. <

  <><>With Lonza:

  <>On January 20, 2009, Teva signed a definitive agreement with Lonza Group Ltd. to establish a joint venture to develop, manufacture and market a number of affordable, effective and safe generic equivalents of a selected portfolio of biologic pharmaceuticals. The joint venture commenced activities in May 2009.

  <>Each of Teva and Lonza Group Ltd. has a 50% stake in the joint venture. Teva records its share of the joint venture under share in losses of associated companies—net. <><<><

  <><>With Sanofi:

Teva has an agreement with Sanofi that had provided for the marketing of Copaxone® in Europe and other markets. Copaxone® was co-promoted with Sanofi in Germany, France, Spain, the Netherlands and Belgium, and was marketed solely by Sanofi in certain other European markets, Australia and New Zealand. In 2010, we assumed the distribution and marketing responsibilities for Copaxone® in the United Kingdom, the Czech Republic and Poland. On February 1, 2012, we assumed the marketing responsibilities for Copaxone® in all other European countries, and also in Australia and New Zealand effective March 1, 2012. Following termination, Sanofi is entitled to an agreed-upon termination consideration of 6% of the in-market sales of Copaxone® in the applicable countries for an additional two-year period. Although we have recorded higher revenues as a result of this change, we also became responsible for certain marketing and administrative expenses, which are no longer shared with Sanofi.

       13) Agreements with related parties:

Teva leases 13,500 square feet of office space located in Miami, Florida from an entity controlled by Dr. Frost, Teva's Chairman of the Board. The term of the lease extends until April 2015, with options to renew for two additional three-year terms. Annual rent was $305,000 until April 1, 2012 and $412,000 from April 1, 2012 to March 31, 2013, increasing 4% per year for the remainder of the initial term and each renewal term.

In December 2012, Teva entered into an agreement with Xenon Pharmaceuticals Inc. as discussed in note 2 (3). Dr. Michael Hayden, Teva's President of Global R&D and Chief Scientific Officer, is the founder, a shareholder and a member of the board of directors of Xenon.

CTG Weld Limited, a privately owned contract research organization, has rendered services to Teva in connection with clinical trials since 2002. In 2011, Chaim Hurvitz, a director of Teva, acquired a personal interest in, and became a member of the board of directors of, CTG Weld. In 2012, Teva engaged CTG Weld in connection with certain clinical studies, for overall charges of €1.3 million (approximately $1.7 million).

In September 2011, Teva entered into an agreement with CoCrystal Discovery, Inc., a company focusing on the discovery and development of novel therapeutics, utilizing an innovative drug discovery technology. According to the agreement, Teva will fund the company's R&D under the Research Agreement by the investment into the company of two tranches of $7.5 million each per target (the latter one being discretionary). The first tranche was invested by Teva in 2011. Dr. Phillip Frost, the Chairman of the board of directors of Teva, and Prof. Roger Kornberg, a member of the board, are both investors in and members of the board of directors of CoCrystal Discovery. Prof. Kornberg is also Chief Scientific Officer of CoCrystal Discovery.

FAIR VALUE MEASUREMENT	0 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2012 and 2011 are classified in the tables below in one of the three categories described in note 1x:

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other—mainly debt securities	5	-	-	5
Derivatives:
Liability derivatives-mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives-mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

	December 31, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$73	$-	$-	$73
Cash deposits and other	1,023	-	-	1,023
Marketable securities:
Auction rate securities	-	-	31	31
Collateral debt obligations	4	-	1	5
Equity securities	505	-	-	505
Structured investment vehicles	-	91	-	91
Other—mainly debt securities	20	-	-	20
Derivatives:
Liability derivatives—mainly options and forward contracts	-	(57)	-	(57)
Interest rate and cross-currency swaps (liabilities)	-	(53)	-	(53)
Asset derivatives—mainly options and forward contracts	-	17	-	17
Interest rate and cross currency swaps (assets)	-	25	-	25
Contingent consideration in connection with Cephalon acquisition	-	-	(171)	(171)

Total	$1,625	$23	$(139)	$1,509

__________________________

*

.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2012	2011

	U.S. $ in millions
Carrying value as of January 1	$(139)	$78
Amount realized	(10)	(61)
Contingent consideration in connection with Cephalon acquisition	40	(171)
Net change to fair value:
Included in earnings - finance expense - net	4	22
Included in other comprehensive income (loss)	7	(7)

Carrying value as of December 31	$(98)	$(139)

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. In April 2010, the Company adopted an accounting pronouncement that changes the method for determining whether other-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2012 and 2011, the credit loss was $5 million and $164 million, respectively.

Financial Instruments Not Measured at Fair Value

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the table below:
	Estimated fair value*
	December 31,
	2012	2011

	U.S. $ in millions

Senior notes included under long term liabilities	$(10,494)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(2,870)	(1,555)

Fair value at the end of the period	$(13,364)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

MARKETABLE SECURITIES	0 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities

NOTE 4—MARKETABLE SECURITIES:

1)       Available-for-sale securities: Comprised mainly of money market funds, debt securities and equity securities.

At December 31, 2012 and 2011, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2012	$541	$533	$27	$19
December 31, 2011	$725	$836	$26	$137

2)       The marketable securities which are comprised substantially of available-for-sale money market funds, debt and equity securities, are classified as long-term or short-term based on the intended time of realizing the security.

Marketable securities are presented in the balance sheets as follows:

	December 31,
	2012	2011

	(U.S. $ in millions)
Cash and cash equivalents, mainly money market funds	$331	$75
Short-term investments	5	22
Other non-current	205	628
	$541	$725

3) The contractual maturities of debt securities are as follows:
December 31,
2012

(U.S. $ in millions)
2013	$336
2014	0
2015	0
2016	0
2017	0
2018 and thereafter	133
$469

INVENTORIES	0 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5—INVENTORIES:
Inventories consisted of the following:
	December 31,
	2012	2011

	(U.S. $ in millions)
Finished products	$2,871	$2,502
Raw and packaging materials	1,754	1,589
Products in process	751	781
Materials in transit and payments on account	126	140

	$5,502	$5,012

PROPERTY, PLANT AND EQUIPMENT	0 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Machinery and equipment	$4,220	$3,857
	Buildings	2,521	2,429
	Computer equipment and other assets	1,196	1,063
	Payments on account	726	574
	Land*	475	453
		9,138	8,376
	Less—accumulated depreciation	2,823	2,429
		$6,315	$5,947

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

Following recent acquisitions, during 2011 the Company reassessed its estimates of the useful lives of property and machinery used in the determination of depreciation, based on management’s review of actual physical condition and usage, normal wear and tear, technological change, and industry practice. Following these changes in estimates, the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years, and the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years. The impact of the change in estimates is not material to the financial statements.
Depreciation expenses were $428 million, $358 million and $448 million in the years ended December 31, 2012, 2011 and 2010, respectively. During the years ended December 31, 2012 and 2011, we had impairment of property, plant and equipment in the amount of $190 million and $52 million, respectively, see note 17.

GOODWILL AND INTANGIBLE ASSETS	0 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets [Abstract]
Goodwill and Intangible Assets
NOTE 7—GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS:
a.	Goodwill:

	The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:
		2012	2011

		(U.S. $ in millions )
	Balance as of January 1	$18,293	$15,232
	Changes during year:
	Goodwill acquired *	302	3,358
	Translation differences and other	261	(297)

	Balance as of December 31	$18,856	$18,293

	* Represents adjustments made in 2012 to the goodwill of Cephalon, which was acquired in 2011, with respect to changes in estimates during the allocation period relating mainly to intangible assets, property, plant and equipment, sales reserves and allowances, equity investments and other accruals. These goodwill adjustments did not materially affect our 2012 opening balances.

b.	Identifiable intangible assets:

1. Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2012	2011	2012	2011	2012	2011

	(U.S. $ in millions )
Product rights	$9,983	$10,237	$3,429	$2,316	$6,554	$7,921
Trade names	258	251	55	34	203	217
Research and development in process	988	2,178	0	0	988	2,178

Total	$11,229	$12,666	$3,484	$2,350	$7,745	$10,316

2. The weighted average life of product rights is approximately 10 years.

3. Amortization of intangible assets amounted to $1,272 million,

$707 million and $527 million in the years ended

December 31, 2012, 2011 and 2010, respectively.

4. Impairment of identifiable intangible assets amounted to $858 million,

$143 million and $109 million in the years ended

December 31, 2012, 2011 and 2010, respectively. See

note 17.

5. As of December 31, 2012, the estimated aggregate amortization of intangible assets for the years 2013 to 2017 is as follows:

2013—$1,117 million; 2014—$1,065

million; 2015—$801 million; 2016—

$734 million and 2017—$730 million.

<><>c <>.       As of December 31, 2012, 2011 and 2010, the Company determined that there was no impairment with respect to goodwill.

SHORT TERM DEBT	0 Months Ended
Dec. 31, 2012
Short Term Debt [Abstract]
Short Term Debt
NOTE 8—SHORT TERM DEBT:
a.	Short term debt and current maturities of long term liabilities:	December 31,
		2012	2011

		(U.S. $ in millions )
	Banks and financial institutions	$45	$2,591
	Convertible debentures (see note 11)	530	531
	Current maturities of long term liabilities	2,431	1,158
	Total	$3,006	$4,280

<>Short-term debt is comprised mainly from loans from banks with an earliest date of redemption within 12 months, current portion of long-term loans and senior notes and bank overdrafts. Loans were obtained from banks at a weighted average interest rate of 1.5% and 1.0% at December 31, 2012 and 2011, respectively.

b. Lines of credit:

In January 2011, Teva entered into a new three-year $1.5 billion unsecured syndicated credit facility, which replaced the separate bilateral revolving credit agreements for an aggregate of $1.1 billion that Teva had entered into in 2009 and early 2010. This facility was amended to $2.5 billion facility in June 2011.

In December 2012, Teva entered into a new five-year $3.0 billion unsecured syndicated credit facility, which replaced the separate bilateral revolving credit agreements for an aggregate of $2.5 billion that Teva had entered into in 2011.

LONG TERM EMPLOYEE RELATED OBLIGATIONS	0 Months Ended
Dec. 31, 2012
Long Term Employee Related Obligations [Abstract]
Long Term Employee Related Obligations
NOTE 9—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:
a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Accrued severance pay	$135	$131
	Defined benefit plans	160	108

	Total	$295	$239

<>As of December 31, 2012 and 2011, the Group had $134 million and $129 million, respectively, deposited in funds managed by financial institutions that are earmarked by management to cover severance pay liability mainly in respect of Israeli employees. Such deposits are not considered to be “plan assets” and are therefore included in long-term investments and receivables.

Most of the change was resulted from an actuarial decrease in the discount rate in several European countries.

<>The Company expects to contribute approximately $94 million in 2013 to the pension funds and insurance companies in respect of its severance and pension pay obligations.

<>The main terms of the different arrangements with employees are described in b. below.

<>b.       Terms of arrangements:

  <><><>Israel

  Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Parent Company and its Israeli subsidiaries make ongoing deposits into employee pension plans to fund its severance liabilities. According to the general collective pension agreement in Israel, Company deposits with respect to employees who were employed by the Company after the agreement took effect are instead of the Company's severance liability, therefore no obligation is provided for in the financial statements. Severance pay liabilities with respect to employees who were employed by the Parent Company and its Israeli subsidiaries prior to the collective pension agreement effective date, and also employees who have special contractual arrangements, are provided for in the financial statements based upon the number of years of service and the latest monthly salary.

  <><>Europe

  Many of the employees in the Company's European subsidiaries are entitled to a retirement grant when they leave. In the consolidated financial statements, the liability of the subsidiaries is accrued, based on the length of service and remuneration of each employee at the balance sheet date. Other employees in Europe are entitled to a pension according to a defined benefit scheme providing benefits based on final or average pensionable pay or according to a hybrid pension scheme that provides retirement benefits on a defined benefit and a defined contribution basis. Independent certified actuaries value these schemes, the rates of contribution payable being determined by the actuaries. Pension costs for the defined benefit section of the scheme are accounted for on the basis of charging the expected cost of providing pensions over the period during which the subsidiaries benefit from the employees' services. The Company uses December 31 as the measurement date for most of its material defined benefit plans.

  <><>North America<>

  The Company's North American subsidiaries mainly provide various defined contribution plans for the benefit of their employees. Under these plans, contributions are based on specified percentages of pay. Additionally, a multi-employer plan is maintained in accordance with various union agreements.

  <><>Latin America<>

The majority of the employees in Latin America are entitled to severance under local law. The severance payments are calculated based on service term and employee remuneration and accruals are maintained to reflect these amounts.

<>The Company expects to pay the following future minimum benefits to its employees: $22 million in 2013; $16 million in 2014; $13 million in 2015; $14 million in 2016; $17 million in 2017 and $96 million between 2018 to 2022. These amounts do not include amounts that might be paid to employees who cease working with the Company before their normal retirement age.

SENIOR NOTES AND LOANS	0 Months Ended
Dec. 31, 2012
Senior Notes and Loans [Abstract]
Senior Notes and Loans
NOTE 10—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2012	December 31,
		2012	2011

	%	U.S. $ in millions
Senior notes (1)	0.8 to 6.15	$12,152	$9,317
Loans, mainly from banks (2)(3)	1 to 2.5	1,976	2,062
Debentures (3)	7.2	15	15

		14,143	11,394
Less—current portion (included under “short-term debt”)		(2,431)	(1,158)

		$11,712	$10,236

1) During 2012, the Company issued the following senior notes (all guaranteed by Teva):
	Annual
	interest	Principal
Issuer	rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V. *	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V. **	1.5	$493	October 2018

Teva Pharmaceutical Finance IV, LLC	2.25	$700	March 2020

Teva Pharmaceutical Finance Company B.V.***	2.95	$1,300	December 2022

* Principal amount issued Euro 1 billion.
** Principal amount issued CHF 450 million.
*** In December 2012, the Company entered into interest rate swap agreements with respect to these notes (see note 15).

In March 2011, a finance subsidiary of the Company issued an aggregate of $750 million principal amount of senior notes. All such notes are guaranteed by Teva.

In November 2011, finance subsidiaries of the Company issued an aggregate of $5.0 billion principal amount of senior notes. All such notes are guaranteed by Teva.

In June 2012, Teva redeemed $1.0 billion principal amount of its 1.5% senior notes due 2012.

In January 2013, Teva redeemed $1.0 billion principal amount of its 1.7% senior notes due 2014.

2)        The balance as of December 31, 2012 and 2011 is mainly composed of:

(i)       Loans from the European Investment Bank (EIB) denominated in Euro (mainly) and USD in the amount of $410 million and $405 million, respectively. The loans are due in 2015 and bear interest determined on the basis of Euro LIBOR (mainly) and USD LIBOR.

(ii)A ¥100.5 billion senior unsecured fixed rate term loan credit agreement for 5 and 7 years with interest rates of 0.99% and 1.42%, respectively. In April 2012, Teva drew down the entire amount available under the facility ($1.2 billion) and repaid the borrowings used to finance the acquisition of Taiyo (approximately $1 billion).

(iii.) Japan debt of $376 million mainly related to the Taiyo acquisition comprised of bank loans, capital leases and other loans.

3)       Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2012, the Company met all financial covenants.

b.       The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreementsksjdsdm.

c. The required annual principal payments of long-term debt, starting with the year 2014, are as follows:
December 31,
2012

(U.S. $ in millions)
2014	$840
2015	1,539
2016	1,486
2017	792
2018 and thereafter	7,028
$11,685

As of December 31, 2012, the fair value of the interest rate swap transactions, which were terminated, included under senior notes and loans were $27 million.

The above does not include the convertible senior debentures described in note 11.

CONVERTIBLE SENIOR DEBENTURES	0 Months Ended
Dec. 31, 2012
Convertible Senior Debentures [Abstract]
Convertible Senior Debentures

NOTE 11—CONVERTIBLE SENIOR DEBENTURES:

Convertible senior debentures amounted to $530 million and $531 million at December 31, 2012, and 2011, respectively. They comprised primarily of the 0.25% convertible senior debentures due 2026. These convertible senior debentures include a “net share settlement” feature according to which the principal of the debenture will be paid in cash and in case of conversion, only the residual conversion value above the principal will be paid in Teva shares. Due to the “net share settlement” feature, these convertible senior debentures are classified in the balance sheet under short term debt and current maturities of long term debt. The earliest redemption by its holders is February 1, 2016.

COMMITMENTS AND CONTINGENCIES	0 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES:

a.       Commitments:

1)       Operating leases:

As of December 31, 2012, minimum future rentals under operating leases of buildings, machinery and equipment for periods in excess of one year were as follows: 2013—$99 million; 2014—$91 million; 2015—$59 million; 2016—$41 million; 2017—$36 million; 2018 and thereafter—$99 million.

The lease fees expensed in each of the years ended December 31, 2012, 2011 and 2010 were $132 million, $115 million and $90 million, respectively, of which an amount of less than $0.5 million, was to related parties in the years ended December 31, 2012, 2011 and 2010.

2)       Royalty commitments:

The Company is committed to pay royalties to owners of know-how, partners in alliances and other certain arrangements and to parties that financed research and development, at a wide range of rates as a percentage of sales or of the gross margin of certain products, as defined in the agreements. In some cases, the royalty period is not defined; in other cases, royalties will be paid over various periods

b.        Contingencies:

General

From time to time, Teva and its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such actions.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generics prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which its products or manufacturing processes may infringe originator or third-party process patents. From time to time, Teva is also involved in litigation regarding patents in other countries where it does business. The laws concerning generic pharmaceuticals and patents differ from country to country.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, in some jurisdictions, such as the United States, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Although Teva currently has insurance coverage for certain products and types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or ultimately be found to relate to damages that are not covered by Teva's policy, and insurance for additional products may be difficult to obtain. Furthermore, any insurance recovery would not be recognized for financial statement purposes until collection is assured.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available medicines continues to expand, the number of product liability claims asserted against Teva has increased. Teva maintains product liability insurance coverage in amounts and with terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Matters

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately $180 million for the twelve months ended May 2007. Following the launch, Lilly sued Teva Canada for patent infringement. In October 2009, the patent at issue (which expired in April 2011) was held by the Federal Court to be invalid. In July 2010, the Federal Court of Appeal set aside the judgment and sent back two grounds of invalidity for reconsideration. In November 2011, the Federal Court again held the patent to be invalid. Lilly's subsequent appeal of the Federal Court's reconsideration decision was heard and dismissed from the bench by the Federal Court of Appeal on September 10, 2012. On November 8, 2012, Lilly filed an application for leave to appeal the decision to the Supreme Court of Canada.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately $2.5 billion for the twelve months ended September 2007. Altana Pharma and Wyeth Pharmaceuticals (collectively, “Wyeth”) had previously sued Teva for patent infringement, and in September 2007, the United States District Court for the District of New Jersey had denied Wyeth's motion for a preliminary injunction. In May 2009, the Court of Appeals for the Federal Circuit affirmed the District Court's denial of the preliminary injunction. Subsequently, a jury trial was held, and in April 2010, the jury returned a verdict finding that the patent, which Teva had infringed, was not invalid. In July 2010, the District Court denied Teva's motion to overturn the verdict. Teva intends to appeal the jury verdict and the District Court's decision, but cannot do so until after completion of the trial of the damages phase of the case, which is scheduled to begin June 3, 2013.

The patent at issue expired in July 2010, and Wyeth was granted pediatric exclusivity, which expired in January 2011. Teva's sales of pantoprazole sodium tablets prior to January 2011 were approximately $1.1 billion.

In January 2012, Wyeth filed confidential expert reports asserting claims for damages and prejudgment interest of approximately $2.1 billion. Wyeth has also asserted that Teva may be responsible for some or all of the damages allegedly caused by co-defendant Sun Pharmaceutical Industries, Ltd. Teva submitted its expert reports in April 2012, which estimated damages significantly below Wyeth's assessment. Although Wyeth's complaint alleged that defendants' infringement was willful, its subsequent written discovery responses stated that it did not intend to seek increased damages for willful infringement. Teva vigorously disputes Wyeth's claims as well as any liability for damages allegedly caused by Sun. Teva also disputes the amount of Wyeth's alleged damages and will contend that any damages allegedly caused by Teva are substantially less than asserted by Wyeth. Various motions for partial summary judgment are pending which could have an effect on the outcome.

In light of a legal development in the third quarter of 2012 in an unrelated case pertaining to one of Teva's patent infringement defenses management has recorded a provision in the amount of $670 million in the financial statements for this matter. Management estimates that the ultimate resolution of this matter could result in a loss of up to $1.4 billion in excess of the amount accrued.

***

Teva's leading specialty medicine, Copaxone® (glatiramer acetate), which is responsible for a very significant contribution to Teva's profits and cash flow from operations, faces patent challenges in various jurisdictions, including the United States and various European countries. In August 2008, following the submission by Sandoz Inc. and Momenta Pharmaceuticals, Inc. of an ANDA for a generic version of Copaxone®, Teva sued Sandoz, its parent Novartis AG and Momenta in the United States District Court for the Southern District of New York for infringement of four Orange Book patents, which expire on May 21, 2014. An additional five patents are at issue in the litigation, including one process patent that expires on September 1, 2015. This case has been consolidated with a subsequently-filed patent infringement suit against Mylan Laboratories and Natco Pharma Limited. In August 2011, the District Court issued its claim construction opinion, which adopted all relevant interpretations by Teva and rejected all of the interpretations put forth by Sandoz/Momenta and Mylan/Natco (collectively, the “Defendants”). A trial on inequitable conduct took place in June 2011, and a trial on validity and infringement took place in September 2011. On June 22, 2012, the District Court issued its trial decision, in which it upheld the validity and enforceability of the nine patents at issue and found that Defendants' purported generic products would infringe all nine patents. As a result of this decision, on July 24, 2012, the District Court enjoined the FDA from granting final approval to the Defendants' ANDAs prior to May 24, 2014, and enjoined the Defendants from selling their purported generic products until September 1, 2015. The Defendants have appealed the District Court's rulings. The appellate briefing is ongoing.

In April 2012, Teva filed suit in the United States District Court for the Southern District of New York against Synthon Pharmaceuticals (“Synthon”) following Synthon's submission of an ANDA for a generic version of Copaxone®. The filing of this action led to a 30-month stay of FDA approval of Synthon's ANDA. The litigation against Synthon remains stayed pending the resolution of the appeal in the Sandoz and Mylan action.

Mylan has also challenged the patents on Copaxone® in Europe. On March 1, 2011, Generics UK Limited (a Mylan subsidiary) initiated proceedings before the UK High Court challenging the validity of the UK counterpart to the Orange Book patents, which expires on May 23, 2015, and asserting that its proposed product does not infringe. On July 11, 2012, the court ruled in favor of Teva. Mylan has appealed the court's ruling, and an appellate hearing is scheduled for June 2013. On August 4, 2011, Mylan SAS, initiated revocation proceedings challenging the validity of the French counterpart to the Orange Book patents, which expires on May 23, 2015. No trial date has been scheduled. On September 20, 2012, Mylan B.V. initiated revocation proceedings challenging the validity of the Dutch counterpart to the Orange Book patents, which expires on May 23, 2015. A trial is scheduled for the end of June 2013. Mylan has also applied for a declaration of non-infringement for its proposed product, and a trial is scheduled for November 2013.

Although Teva believes that Copaxone® has strong patent protection and that an equivalent generic version would be difficult to develop, if the FDA were to approve one or more generic versions of Copaxone® and Teva's patents were successfully challenged, or if there were a launch at risk, Teva would face generic competition for Copaxone®, which would be likely to affect its results of operations adversely.

Other Teva innovative or branded medicines, including Azilect®, Provigil®, Nuvigil®, Amrix®, Fentora® and ProAir® HFA, are also subject to patent challenges.

Product Liability Matters

On June 23, 2011, the United States Supreme Court held, in Pliva, Inc. v. Mensing, one of the metoclopramide cases mentioned below, that federal law preempts state law product liability claims brought against generic pharmaceutical manufacturers under a “failure to warn” theory. Teva believes that this decision is likely to reduce its aggregate exposure in currently pending product liability lawsuits, including those described below, although the extent of such reduction is uncertain at this time. On November 30, 2012, the United States Supreme Court granted certiorari in Mutual Pharmaceutical Company, Inc. v. Bartlett after the United States Court of Appeals for the First Circuit held in that case that “design defect” claims against a generic manufacturer are not preempted by federal law because the manufacturer could have refrained from selling the product. The Supreme Court's decision in Bartlett could also affect Teva's aggregate exposure in its pending product liability lawsuits.

Teva subsidiaries Barr Pharmaceuticals and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy). A much smaller number of cases involves Cenestin® (an estrogen-containing medicine sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, approximately 5,500 cases have been dismissed on that basis. There are approximately 335 cases pending, and additional dismissals are possible. Of the 335 pending cases, approximately 250 are in multidistrict litigation in an Arkansas federal court and involve the alleged ingestion of generic drugs. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in over 3,000 product liability lawsuits brought against them and other manufacturers by approximately 4,300 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this disorder increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. It has not yet been determined how many plaintiffs actually used a Teva product. If the plaintiffs cannot demonstrate that they used a Teva product, Teva expects to be dismissed from at least some of those cases. Approximately 40% of plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia County Court of Common Pleas. All of the cases in the Philadelphia court have been stayed with respect to the generic defendants pending resolution of appeals regarding whether the claims should be dismissed due to federal preemption. Oral argument for those appeals was held on November 28, 2012. In addition to the Philadelphia mass tort proceeding, there are mass tort proceedings underway in state courts in California and New Jersey. In the California litigation, which now includes about half of the total plaintiffs, the trial court denied an attempt by the defendants to dismiss the case. The California Court of Appeals and the California Supreme Court declined to review the trial court's ruling. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label.

Competition Matters

In April 2006, Teva Pharmaceuticals USA, Inc. (“Teva USA”), Barr Laboratories, Inc. and Cephalon, Inc. (all subsidiaries of Teva) were named, along with Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case seeks unspecified monetary damages, attorneys' fees and costs. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers, by an individual indirect purchaser, by certain retail chain pharmacies and by Apotex, Inc. The cases seek various forms of injunctive and monetary relief, including damages based in the difference between the brand price and what the generic price would have been, as well as disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. In February 2008, following an investigation of these matters, the Federal Trade Commission (“FTC”) sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. In March 2010, the District Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. Another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee in November 2009 and dismissed in December 2010. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

On October 31, 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued its decision regarding Apotex's invalidity claims as to Cephalon's Patent No. RE 37,516, finding the patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. On March 29, 2012, the District Court ruled that Apotex's product does not infringe Cephalon's patent. Cephalon appealed the invalidity and inequitable conduct decisions on May 7, 2012. Plaintiffs in the antitrust case have asked the District Court to apply the inequitable conduct and invalidity findings to the antitrust cases in an effort to establish antitrust liability, but the District Court has not yet ruled on those requests.

On July 16, 2012, the United States Court of Appeals for the Third Circuit issued its decision in the In re K-Dur Antitrust Litigation, finding that patent settlement agreements between generic and branded pharmaceutical manufacturers should be analyzed not under a “scope of the patent” test that other federal Courts of Appeals have applied, but under a “quick look rule of reason” analysis. In doing so, it found that if a brand pharmaceutical company makes a payment to a generic pharmaceutical company under a settlement agreement in order to resolve patent litigation, the payment creates a rebuttable presumption that the agreement is an unreasonable restraint on trade. Because of the split in the Courts of Appeal, it is unclear what effect, if any, this ruling will have on the modafinil antitrust litigation or on other litigations listed herein. The defendants in the K-Dur case have filed petitions for a writ of certiorari to the United States Supreme Court On December 7, 2012, the United States Supreme Court granted certiorari in Federal Trade Commission v. Watson Pharmaceuticals, Inc., (the “AndroGel case”), in which the United States Court of Appeals for the Eleventh Circuit held that settlement agreements between generic and branded pharmaceutical manufacturers should be analyzed under the “scope of the patent” test. The District Court in the modafinil antitrust cases has stayed further proceedings pending resolution of the K-Dur certiorari petition, which will be resolved after a decision in the AndroGel case. The District Court has not yet set a schedule for pretrial or trial proceedings in the antitrust litigation.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties may have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. Following unsuccessful appeals and petitions for certiorari that were denied by the United States Supreme Court, the federal actions have effectively ended. In addition, all but three state cases (California, Kansas and Florida) have been dismissed. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. Plaintiffs petitioned for review by the California Supreme Court, which has decided to hear the appeal, however, the California Supreme Court has suspended the briefing pending the Supreme Court's disposition of the K-Dur petition for certiorari, which will be resolved after a decision in the AndroGel case. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving venlafaxine ER (generic Effexor® ER). The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. Plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. Plaintiffs also have asserted claims against Wyeth alone for fraud on the United States Patent Office. The cases seek unspecified damages. Teva filed motions to dismiss on April 6, 2012. The Court has stayed the cases in their entirety pending the Supreme Court's disposition of the K-Dur petition for certiorari, which will be resolved after a decision in the AndroGel case.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®). In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. Plaintiffs claim that the settlement agreement unlawfully delayed generic entry. The cases seek unspecified damages. GSK and Teva filed motions to dismiss on August 15, 2012, and on December 6, 2012, the court dismissed the cases. Plaintiffs have appealed that decision.

Starting in September 2012, plaintiffs in eleven cases, including overlapping purported class actions, sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation. These cases have all been consolidated and transferred to the District of Massachusetts. The cases are on the running trial list for February 2014.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits which do not form the basis of an antitrust claim. However, if the Supreme Court were to decide the AndroGel case by rejecting or restricting the “scope of the patent” test, it could potentially lead to increased scrutiny of Teva's patent settlements, additional administrative action by the FTC and increased risk of liability in Teva's currently pending antitrust litigations.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva USA, Sicor Inc., IVAX Pharmaceuticals, Inc., and Barr (collectively, the “Teva parties”), have been named as defendants in one or more of a number of cases in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which variously seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and other administrative, injunctive, equitable or other relief, are at various stages of litigation.

A number of state attorneys general and others have filed various actions against the Teva parties (either collectively or individually) relating to reimbursements or drug price reporting under Medicaid or other programs. The Teva parties reached settlements in most of these cases, and remain parties to litigation in Illinois, Missouri and Wisconsin. A settlement in principle was reached in the Missouri case. Trial in the Illinois case is scheduled to begin on October 23, 2013. A provision for the cases, including the settlements and settlements in principle, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva USA, filed a motion to dismiss, which has not yet been decided.

Other Government Investigations

In 2008, Cephalon entered into settlement agreements with the U.S. government and various parties and states relating to allegations of off-label promotion of Actiq®, Provigil® and Gabitril®. In connection with the settlements, Cephalon agreed to plead guilty to one misdemeanor violation of the U.S. Food, Drug, and Cosmetic Act, pay a fine and settlement, and enter into a five-year corporate integrity agreement with the Office of the Inspector General of the Department of Justice. Cephalon continues to defend against putative class action and other complaints regarding its sales and marketing practices with respect to such products. For example, Cephalon is a defendant in a putative class action filed in United States District Court for the Eastern District of Pennsylvania claiming that the plaintiffs suffered monetary losses because Actiq® was promoted and prescribed for uses not approved by the FDA when there were allegedly less expensive pain management drugs that were more appropriate for patients' conditions. A separate set of plaintiffs allege similar claims against Cephalon involving the drugs Provigil and Gabitril. Cephalon is also a defendant in a lawsuit filed by the State of South Carolina alleging violations of the state's unfair trade practices law in connection with the alleged off-label promotion of Actiq, Provigil and Gabitril. Additionally, Cephalon has received and has responded to subpoenas related to Treanda®, Nuvigil®and Fentora®.

Beginning in 2012, Teva received subpoenas and informal document requests from the SEC and the Department of Justice to produce documents with respect to compliance with the Foreign Corrupt Practices Act (“FCPA”) in certain countries. Teva is cooperating with the government. Teva is also conducting a voluntary investigation into certain business practices that may have FCPA implications and has engaged independent counsel to assist in its investigation. In the course of its investigation, which is continuing, Teva has identified issues that could potentially rise to the level of FCPA violations and has brought them to the attention of the SEC and DOJ. These matters are in their early stages, and no conclusion can be drawn at this time as to any likely outcomes.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged non-compliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and for any related damages to natural resources. Teva and/or certain of its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva and/or its subsidiaries' (or its predecessors') facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state costs and natural resource damages, and may require that corrective action measures be implemented.

EQUITY	0 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

<>NOTE 13—EQUITY:

<>a.       Share capital:

<>As of December 31, 2012, there were 944 million ordinary shares issued (December 31, 2011—942 million). Teva shares are traded on the Tel-Aviv Stock Exchange (“TASE”) and, in the form of American Depository Shares, each of which represents one ordinary share, on the New York Stock Exchange in the United States.

Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limits.

During the years ended December 31, 2012, 2011 and 2010, the Company spent approximately $1.2 billion, $899 million and $99 million, respectively, to repurchase approximately 28 million, 20 million and 2 million of its shares, respectively.

b.       Registered offerings:

<>In December 2011, the Company filed a shelf registration statement with the U.S. Securities and Exchange Commission. Under this registration statement, Teva may, from time to time, sell shares, debt securities and/or any other securities described in the registration statement in one or more offerings.

<>c.       Stock-based compensation plans:

<>Stock-based compensation plans are comprised of employee stock option plans and restricted stock units (“RSUs”) and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.

On June 29, 2010, Teva Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 70 million equivalent stock units, including both options exercisable into ordinary shares and RSUs, were approved for grant. As of December 31, 2012, 32  million equivalent stock units remain available for future awards.

In the past, we had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

<>The vesting period of the outstanding options and RSUs is generally 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options or RSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the newly approved plan described above.

<>Status of options

<>A summary of the status of the option plans as of December 31, 2012, 2011 and 2010, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2012		2011		2010
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price
		$		$		$
Balance outstanding at beginning of year	33,298	44.92	28,164	44.77	30,057	38.66
Changes during the year:
Granted	7,231	40.50	9,550	42.56	6,062	50.62
Exercised	(704)	33.36	(2,295)	30.21	(7,273)	24.53
Forfeited	(3,245)	44.76	(2,121)	48.61	(682)	43.29
Balance outstanding at end of year	36,580	44.40	33,298	44.92	28,164	44.77
Balance exercisable at end of year	14,230	44.30	11,456	41.01	9,862	36.17

The weighted average fair value of options granted during the years were estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2012	2011	2010

Weighted average fair value	$ 7.4	$ 9.2	$ 9.7

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Dividend yield	2.6%	2.0%	1.7%
Expected volatility	24%	27%	24%
Risk-free interest rates (in dollar terms)	1.3%	1.3%	1.7%
Expected life	8 years	6 years	5 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing option plans. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends. Pre-vesting forfeiture rates of between 2% and 9% were estimated based on pre-vesting forfeiture experience.

The following tables summarize information at December 31, 2012 regarding the number of ordinary shares issuable upon: (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	56	13.99	1.15	1,297
$15.21	-	$22.50	8	21.59	1.53	125
$22.51	-	$32.30	808	32.19	0.93	4,159
$32.31	-	$38.00	1,959	32.54	0.96	9,403
$38.01	-	$43.00	15,935	40.79	8.15	-
$43.01	-	$45.00	3,932	44.16	3.82	-
$45.01	-	$52.00	9,419	49.43	6.56	-
$52.01	-	$65.00	4,463	54.70	3.97	-
Total			36,580	44.40	6.21	14,984

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	56	13.99	1.15	1,297
$15.21	-	$22.50	8	21.59	1.53	125
$22.51	-	$32.30	808	32.19	0.93	4,159
$32.31	-	$38.00	1,959	32.54	0.96	9,403
$38.01	-	$43.00	2,802	41.62	2.91	-
$43.01	-	$45.00	2,836	44.01	2.05	-
$45.01	-	$52.00	3,223	49.85	5.03	-
$52.01	-	$65.00	2,538	54.17	3.96	-
Total			14,230	44.30	3.02	14,984

<>The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $37.34 on December 31, 2012, less the weighted average exercise price per range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money options exercisable as of December 31, 2012 was 2.8 million.

<>The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $6 million, $35 million and $222 million, respectively, based on the Company's average stock price of $41.63, $45.49 and $55.09 during the years then ended, respectively.

<>Status of non-vested RSUs

<>The fair value of RSUs is estimated based on the market value of the Company's stock on the date of award, less an estimate of dividends that will not accrue to RSU holders prior to vesting.

<>The following table summarizes information about the number of RSUs issued and outstanding:

	Year ended December 31,
	2012		2011		2010
	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value$

Balance outstanding at beginning of year	3,093	43.23	2,290	45.78	2,063	43.51
Granted	1,320	38.00	1,295	39.41	672	47.57
Vested	(519)	45.65	(389)	44.43	(379)	37.20
Forfeited	(150)	43.97	(103)	45.49	(66)	42.22
Balance outstanding at end of year	3,744	41.04	3,093	43.23	2,290	45.78

<>The Company has expensed compensation costs, net of estimated forfeitures, based on the grant-date fair value. For the years ended December 31, 2012, 2011 and 2010, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2012	2011	2010

	(U.S. in millions)
Employee stock options	$58	$63	$56
Restricted stock units (“RSUs”)	24	28	24
Total stock-based compensation expense	82	91	80
Tax effect on stock-based compensation expense	13	13	11
Net effect	$69	$78	$69

<>The total unrecognized compensation cost before tax on employee stock options and RSUs amounted to $129 million and $92 million, respectively, at December 31, 2012, and is expected to be recognized over a weighted average period of 1.4 years for stock options and a weighted average period of 1.5 years for RSUs.

<>d.       Dividends and accumulated other comprehensive income (loss): <><><<><><>Divid

  Dividends are declared and paid in New Israeli Shekels (“NIS”). Dividends paid per share in the years ended December 31, 2012, 2011 and 2010 were $1.03, $0.89 and $0.74, respectively. Subsequent to December 31, 2012, the Company declared an additional dividend of 1.15 NIS per share in respect of the fourth quarter of 2012.
  Components of accumulated other comprehensive loss attributable to Teva:

<><><>

	December 31,
	2012	2011	2010

	(U.S. in millions)
Currency translation adjustment, net of tax	$175	$(455)	$386
Unrealized gain (loss) from available-for-sale securities, net of tax	(7)	(72)	43
Unrealized loss from cash flow hedge	(93)	(30)	(70)
Other	(92)	(32)	(9)
Comprehensive income (loss) attributable to Teva	$(17)	$(589)	$350

INCOME TAXES	0 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Income Taxes
NOTE 14—INCOME TAXES:
a.	Income before income taxes is composed of the following:
		Year ended December 31,
		2012	2011	2010

		(U.S. $ in millions )
The Parent Company and its Israeli subsidiaries		$1,660	$2,051	$2,511
Non-Israeli subsidiaries		159	905	1,135
		$1,819	$2,956	$3,646

b.	Provision for income tax:
		Year ended December 31,
		2012	2011	2010

		(U.S. $ in millions )
In Israel		$5	$71	$139
Outside Israel		(142)	56	144
		$(137)	$127	$283

Current	$564	$689	$560
Deferred	(701)	(562)	(277)
	$(137)	$127	$283

Reconciliation of the statutory tax rate of the Parent Company in Israel to the effective consolidated tax rate:
	Year ended December 31,
	2012	2011	2010

Statutory tax rate in Israel	25%	24%	25%
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries—mainly tax benefits arising from reduced tax rates under benefit programs	(29%)	(17%)	(18%)
Different effective tax rates applicable to non-Israeli subsidiaries	(5%)	(5%)	(1%)
Increase in uncertain tax positions—net	1%	2%	2%
Effective consolidated tax rate	(8)%	4%	8%

In 2012 we booked a negative provision for tax which amounted to $137 million. The main driver for this negative provision is a reduction in deferred tax liabilities as a result of the significant impairments and higher amortization expenses of intangible assets. Such impairments and amortization expenses were in jurisdictions with a tax rate that is higher than our average group tax rate, resulting in this unusual outcome. In 2011, the provision for taxes amounted to $127 million, or 4% of pre-tax income of $3.0 billion. In 2010, the provision for taxes amounted to $283 million, or 8% of pre-tax income of $3.6 billion. The effective tax rate is the result of the geographic mix and type of products sold during the year, and a variety of factors, including different effective tax rates applicable to non-Israeli subsidiaries that have tax rates above Teva's average tax rates (including the impact of impairment, restructuring and legal settlement charges on such subsidiaries). In addition, the release of reserves for uncertain tax positions and tax benefits as a result of mergers between recently acquired companies and our subsidiaries further reduced the effective tax rate for 2012.

c.	Deferred income taxes:
		Year ended December 31,
		2012	2011

		(U.S. $ in millions )
Short-term deferred tax assets—net:
	Inventory related	$533	$299
	Sales reserves and allowances	300	268
	Provision for legal settlements	128	199
	Provisions for employee-related obligations	79	49
	Carryforward losses and deductions	68	113
	Other	20	13
		1,128	941
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(5)	(21)
		$1,123	$920

Long-term deferred tax assets (liabilities)—net:
	Intangible assets	$(1,883)	$(2,562)
	Carryforward losses and deductions*	949	591
	Property, plant and equipment	(122)	(185)
	Provisions for employee related obligations	14	40
	Other	24	(1)
		(1,018)	(2,117)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(721)	(431)
		$(1,739)	$(2,548)
		$(616)	$(1,628)

*	This amount represents the tax effect of carry forward losses and deductions and expires as follows: 2014-2015 — $36 million; 2016-2022 — $119 million; 2023 and thereafter — $467 million. The remaining balance—$327 million—can be utilized with no expiration date.

The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2012	2011

	(U.S. $ in millions )
Current assets—deferred taxes	$1,142	$966
Current liabilities—other current liabilities	(19)	(46)
Other non-current assets	110	62
Long-term liabilities—deferred income taxes	(1,849)	(2,610)
	$(616)	$(1,628)

Deferred taxes have not been provided for tax-exempt profits earned by the Company from Approved Enterprises through December 31, 2012, as the Company intends to permanently reinvest these profits and does not currently foresee a need to distribute dividends out of these earnings. For the same reason, deferred taxes have not been provided for distributions of income from the Company's foreign subsidiaries. See Note 14f.

d.       Uncertain tax positions:

<>The following table summarizes the activity of our unrecognized tax benefits:

	Year ended December 31,
	2012	2011	2010

	(U.S. $ in millions )
Balance at the beginning of the year	$907	$795	$726
Increase (decrease) related to prior year tax positions, net	(10)	(45)	20
Increase related to current year tax positions	151	131	47
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(146)	(20)	(15)
Liabilities assumed in acquisitions	0	52	13
Other	1	(6)	4
Balance at the end of the year	$903	$907	$795

Uncertain tax positions, mainly of a long-term nature, included accrued potential penalties and interest of $144 million, $115 million and $94 million, at December 31, 2012, 2011 and 2010, respectively. The total amount of interest and penalties in the consolidated statements of income was $29 million, $21 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively. Substantially all the above uncertain tax benefits, if recognized, would reduce our annual effective tax rate. Teva does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood of which is difficult to estimate.

<>e.       Tax assessments:

<>We file income tax returns in various jurisdictions with varying statutes of limitations. The Parent Company and its subsidiaries in Israel have received final tax assessments through tax year 2004.

Following audits of our 2005, 2006 and 2007 Israeli corporate tax returns, the Israeli Taxes Authority (the “ITA”) issued decrees for 2005 and 2006, and a tax assessment for 2007, challenging our positions on several issues, including matters related to the usage of funds earned by our Approved Enterprise for investments outside of Israel, deductibility of management stock option expenses, deductibility of research and development expenses and classification of certain dividends received from our subsidiary in Singapore. The decrees and assessment demand the payment of additional taxes in the aggregate amount of NIS 530 million (approximately $142 million) with respect to 2005, NIS 2,137 million (approximately $573 million) with respect to 2006 and NIS 700 million (approximately $188 million) with respect to 2007. The Parent Company intends to appeal the decrees and protest the assessment. We believe we have adequately provided for these items and that any adverse results would have an immaterial impact on our financial statements.

The Company's subsidiaries in North America and Europe have received final tax assessments mainly through tax year 2005.

<>f.       Basis of taxation:

<>The Company and its subsidiaries are subject to tax in many jurisdictions, and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter. Because tax regulations are subject to interpretation and tax litigation is inherently uncertain, these assessments can involve a series of complex judgments regarding future events.

<>Most of the Parent Company's industrial projects and several of its Israeli subsidiaries have been granted “Approved Enterprise” status under the Israeli Law for the Encouragement of Capital Investments. For the vast majority of such Approved Enterprises, the companies elected to apply for alternative tax benefits - the waiver of government grants in return for tax exemptions on undistributed income. Upon distribution of such exempt income, the distributing company will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. Such tax exemption on undistributed income applies for a limited period of between two to ten years, depending upon the location of the enterprise. During the remainder of the benefits period (generally until the expiration of ten years), a corporate tax rate not exceeding 25% will apply. One Approved Enterprise of an Israeli subsidiary enjoys special benefits under the "Strategic Investment Track"; income accrued under this track during the benefits period is exempt from tax, and dividends distributed from such income are also exempt from Israeli tax.

Teva is a foreign investors company, or FIC, as defined by the Investment Law. FICs are entitled to further reductions in the tax rate normally applicable to Approved Enterprises. Depending on the foreign ownership in each tax year, the tax rate can range between 10% (when foreign ownership exceeds 90%) to 25% (when the foreign ownership exceeds 49%). There can be no assurance that the Parent Company and its subsidiaries will continue to qualify as an FIC in the future or that the benefits described herein will be granted in the future.

The amount of tax-exempt profit earned by the Company from Approved Enterprises through December 31, 2012 is approximately $15,140 million, and the tax that would have been payable had the Company distributed dividends out of that income is approximately $2,129 million. However, deferred taxes have not been provided for such tax-exempt income, as the Company intends to permanently reinvest these profits and does not currently foresee a need to distribute dividends out of these earnings (see note 1t).

Likewise, the Company intends to reinvest, rather than distribute dividends from the income of its foreign subsidiaries. An assessment of the tax that would have been payable had the Company's foreign subsidiaries distributed their income to the Company is not practicable because of the multiple levels of corporate ownership and multiple tax jurisdictions involved in each hypothetical dividend distribution.

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2011 will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing in 2013. A company that has elected to apply the amendment cannot withdraw from its election. Teva is currently reviewing the new amendment and its implications to the Company. If Teva elects to take advantage of the amendment, it will be required to pay up to approximately $700 million as a one-time payment.

Income not eligible for Approved Enterprise benefits is taxed at a regular rate, which was 25% in 2012.

The Parent Company and its Israeli subsidiaries elected to compute their taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate (of NIS against the U.S. dollar) on the Company's Israeli taxable income.

<>Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Certain manufacturing subsidiaries operate in several jurisdictions outside Israel, some of which benefit from tax incentives such as reduced tax rates, investment tax credits and accelerated deductions.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	0 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

<>NOTE 15 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

  <><>Foreign exchange risk management:<>

  The Group enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Group takes steps to reduce exposure by using “natural” hedging. The Company also acts to offset risks in opposite directions among the companies in the Group. The currency hedged items are usually denominated in the following main currencies: the euro (EUR), Hungarian forint (HUF), British pound (GBP), new Israeli shekel (NIS), Canadian dollar (CAD), Croatian kuna (HRK), Russian ruble (RUB), Czech koruna (CZK) and Swiss franc (CHF). The writing of options is part of a comprehensive currency hedging strategy.

  <>These transactions are for periods of less than one year. The counterparties to the derivatives comprised mainly of major banks and, in light of the current financial environment, the Company is monitoring the associated inherent credit risks.

  <><>Interest rate and cross-currency swaps:

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $1.1 billion principal amount of three month LIBOR plus 0.9% Senior Notes due 2013. The purpose of these interest rate swap agreements was to change the interest rate from floating to fixed rate. As a result of these agreements, Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce its exposure resulting mainly from payroll costs denominated in new Israeli shekels.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2012 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the third quarter of 2012 and first quarter of 2013, Teva entered into cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2013 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the fourth quarter of 2012, the Company entered into swap agreements with respect to its $1.3 billion principal amount of 2.95% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate.

During the first quarter of 2013, the Company entered into swap agreements with respect to its $1.0 billion principal amount of 6.15% Senior Notes due 2036. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $1.0 billion principal amount, as compared to the stated 6.15% fixed rate.

The above transactions were accounted for by Teva as hedge accounting.

c. Derivative instrument disclosure:
The fair value of derivative instruments consists of:
		Fair value
	Reported under	December 31,
		2012	2011
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Other non-current assets	$4	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Other current assets	$20	$17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(109)	$(53)

Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments	Other current liabilities	$(29)	$(57)

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of $45 million and $5 million were recognized under financial expenses—net for the years ended December 31, 2012 and 2011, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of $18 million and $20 million were recognized under financial expenses—net for the years ended December 31, 2012 and 2011, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

d.       Securitization:

During 2011 and 2012, Teva securitized approximately $535 million of its trade receivables. The deal was accounted for as a sale transaction.

FINANCIAL EXPENSES NET	0 Months Ended
Dec. 31, 2012
Financial Expenses Net [Abstract]
Financial Expenses - Net
NOTE 16—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2012	2011	2010

	U.S. $ in millions
Interest expenses and other bank charges	$355	$234	$202
Foreign exchange (gain) losses— net	25	16	(22)
Income from investments	(26)	(44)	(57)
Gain from interest rate swap transaction	-	(53)
Losses from hedging transactions in connection with the ratiopharm acquisition	-	-	102
Expenses mainly from senior notes prepayment	32	-	-
Total finance expense — net	$386	$153	$225

LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS	0 Months Ended
Dec. 31, 2012
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 17—IMPAIRMENTS, LOSS CONTINGENCIES, RESTRUCTURING AND OTHERS:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Year ended December 31 ,
	2012	2011	2010

	U.S. $ in millions
Impairment of long-lived assets (see also notes 6 and 7)	$1,071	$201	$124
Loss contingencies	670	30	-
Restructuring and other expenses	221	192	260
Legal settlements	45	441	2
Contingent consideration	(40)	-	-
Acquisition costs	7	37	24
Total	$1,974	$901	$410

In determining the estimated fair value of the long-lived assets, we utilized a discounted cash flow model. The key assumptions within the model related to forecasting future revenue and operating income, an appropriate weighted average cost of capital, and an appropriate terminal value based on the nature of the long-lived asset.

Definite life intangible assets are amortized using mainly the straight-line method over their estimated period of useful life, which is determined by identifying the period in which substantially all of the cash flows are expected to be generated. Impairment may be triggered whenever events or circumstances present an indication of impairment.

Upon the completion of the related research and development efforts, management determines the remaining useful life of the intangible assets and amortizes them accordingly. In case of abandonment, the related research and development efforts are impaired.

Impairment of long-lived assets for the year ended December 31, 2012 amounted to $1.1 billion and comprised of impairments of:

1.        Identifiable intangible assets $858 million, see note 7b;

a.       In-process R&D write downs amounted to $ 625 million including $268 million relating to obatoclax for the treatment of small cell lung cancer and $96 million relating to CEP-37247 anti-tumor necrosis factor for the treatment of sciatica. Armodafinil (Nuvigil®) for the treatment of bi-polar disorder was also impaired in the amount of $79 million to reflect a settlement agreement with Mylan. We further impaired CureTech's in-process R&D by $127 million.

b.       Impairment of existing product rights of $233 million which included mainly Enjuvia®, a women's health marketed product, for a total of $62 million, Gabatril® for $43 million, and Ivax's verapamil for $20 million.

2.        Property, plant and equipment $190 million, which included various impairments to manufacturing and research and development facilities, see note 6.

3.       Non-current investments $23 million.

For the year ended December 31, 2011, impairment of long-lived assets amounted to $201 million related mainly to the divestiture of a Cephalon fentanil product and the recently sold animal health unit.

Loss contingencies and l<>llegal settlements for the year ended December 31, 2012 are composed mainly of a provision for a loss contingency of $670 million relating to pending patent litigation concerning Teva's generic pantoprazole. In 2011, legal expenses were primarily due to the Pfizer settlement, the Novartis settlement and the propofol product liability cases.

Restructuring and other expenses were $221 million and $192 million for the years ended December 31, 2012 and 2011, respectively, comprised mainly of severance costs of $154 million and $187 million, respectively. These expenses for 2012 include costs related to the ongoing restructuring of Cephalon France and Théramex.

Contingent consideration benefit was recorded as a result of impairing long lived assets during 2012, which decreased associated milestone payment liabilities, previously recorded in connection with the Cephalon acquisition.

Acquisition expenses of $7 million and $37 million in 2012 and 2011, respectively, were primarily related to the Cephalon acquisition.

ENTITY-WIDE DISCLOSURES	0 Months Ended
Dec. 31, 2012
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

<>NOTE 18 – ENTITY-WIDE DISCLOSURE: <><><

a. Financial reports to Teva's chief operating decision makers evolve over time as Teva's business develops, as well as following major acquisitions. Since 2009, Teva has reported under a notion of a “One Teva.” During 2012, following the appointment of Teva's new Chief Executive Officer, Dr. Jeremy M. Levin, Teva has engaged in a comprehensive review of its strategy, organizational and business structure and is implementing changes to support the new strategy and to align the organization. Subsequent to the anticipated completion of these procedures in 2013, the Company intends to re-evaluate its entity wide disclosure and segment reporting. For the purposes of this annual report, Teva has continued to report under a single segment, as in the past.

b. Revenues by geographic area were as follows:
	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
United States:
Generic	$4,381	$3,957	$5,789
Branded	5,857	4,804	3,600
Others	200	39	5
Total United States	10,438	8,800	9,394
Europe:
Generic	3,387	3,810	2,637
Branded	1,563	1,101	746
Others	723	749	564
Total Europe	5,673	5,660	3,947
Rest of World:*
Generic	2,617	2,429	1,481
Branded	730	588	509
Others	859	835	790
Total Rest of World	4,206	3,852	2,780
	$20,317	$18,312	$16,121
* Of which Israel	$621	$621	$566

<>c. Net revenues to one major customer of total consolidated revenues for the years ended December 31, 2012, 2011 and 2010 were 16%, 14% and 16%, respectively. The balance due from the Company's largest customer accounted for 24% of the gross trade accounts receivable at December 31, 2012. Sales reserves and allowances on these balances are recorded in current liabilities (refer to note 1p). Accordingly, the net balance of the Company's largest customer is much lower.

d. Net revenues by product lines were as follows:

	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
Generic Medicines	$10,385	$10,196	$9,907
API	796	747	641
Specialty Medicines	8,150	6,493	4,855
CNS	5,464	4,412	3,202
Copaxone®	3,996	3,570	2,958
Provigil®	417	350	-
Nuvigil®	347	86	-
Azilect®	330	290	244
Oncology	860	268	74
Treanda®	608	131	-
Respiratory	856	878	747
ProAir™	406	436	396
Qvar®	297	305	250
Women's health	448	438	374
Other branded	522	497	458
All Others	1,782	1,623	1,359
OTC	936	765	496
Other revenues	846	858	863
Total	$20,317	$18,312	$16,121

e.) Property, plant and equipment—by geographical location were as follows:
	December 31,
	2012	2011

	U.S. $ in millions
Israel	$1,649	$1,459
United States	896	1,053
Japan	644	765
Hungary	498	388
Croatia	415	311
Germany	367	317
Other	1,846	1,654
	$6,315	$5,947

EARNINGS PER SHARE	0 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 19—EARNINGS PER SHARE:

The net income attributable to Teva and the weighted average number of shares used in computation of basic and diluted earnings per share for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

	(U.S. $ in millions)
Net income attributable to Teva	$1,963	$2,759	$3,331
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	*	*	44
Net income used for the computation of diluted earnings per share	$1,963	$2,759	$3,375

Weighted average number of shares used in the computation of basic earnings per share	872	890	896
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	1	2	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	*	1	19
Weighted average number of shares used in the computation of diluted earnings per share	873	893	921

* Represents an amount of less than $0.5 million.

<>The following table details the number of ordinary shares and special shares less treasury shares as of each balance sheet date:

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	0 Months Ended
Dec. 31, 2012
Schedule Of Valuation And Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Three Years Ended December 31, 2012
(U.S. $ in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2012	$116	$32	$5	$(8)	$145
Year ended December 31, 2011	$126	$20	$(6)	$(24)	$116
Year ended December 31, 2010	$99	$29	$9	$(11)	$126

Allowance in respect of carryforward tax losses:
Year ended December 31, 2012	$452	$379	$2	$(112)	$721
Year ended December 31, 2011	$211	$124	$198	$(81)	$452
Year ended December 31, 2010	$121	$77	$24	$(11)	$211

SIGNIFICANT ACCOUNTING POLICIES (Policies)	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Significant Accounting Policies [Abstract]
General

a.       General:

Operations

Teva Pharmaceutical Industries Limited (the “Parent Company”), headquartered in Israel, together with its subsidiaries and associated companies (the “Company”, “Teva” or the “Group”), is engaged in the development, manufacturing, marketing and distribution of pharmaceuticals. The majority of the Group's revenues are in the United States and Europe. The Group's main manufacturing facilities are located in Israel, Hungary, United States, Germany, Canada, Japan, Ireland, the United Kingdom, the Czech Republic, Croatia and Poland.

Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Functional currency

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (“dollar” or “$”).

The functional currency of certain subsidiaries and associated companies is their local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented in the consolidated statements of comprehensive income.

The financial statements of subsidiaries in a highly inflationary economy are remeasured as if the functional currency was the U.S. dollar, Teva's reporting currency. A highly inflationary economy is one that has cumulative inflation of approximately 100 percent or more over a 3-year period.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to uncertain tax positions, intangible assets, purchase price allocation on acquisitions, contingencies, valuation of goodwill and sales and reserves allowances.

Principles of consolidation

b.       Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority- owned subsidiaries and Variable Interest Entities ("VIEs") for which the Company is considered the primary beneficiary.

Intercompany transactions and balances are eliminated in consolidation; profits from intercompany sales, not yet realized outside the Group, are also eliminated.

Investee companies

c.       Investee companies:

Investments in entities in which the Company has a significant influence are accounted for using the equity method and included within "other non-current assets." Under the equity method, the Company generally recognizes its proportionate share of income or loss of the entity. Other non-marketable equity investments are carried at cost. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

Cash and cash equivalents

d.       Cash and cash equivalents:

All highly liquid investments, which include short-term bank deposits and money market instruments, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which did not exceed three months at the time of investment, are considered to be cash equivalents.

Inventories Policy

e.       Inventories:

Inventories are valued at the lower of cost or market. Cost of raw and packaging materials and purchased products is determined mainly on a “moving average” basis. Cost of finished products and products in process is determined as follows: the raw and packaging materials component—mainly on a “moving average” basis; the capitalized production costs component—mainly on an average basis over the production period.

Inventories acquired in a business combination are stepped-up to their estimated fair value less profit for sales efforts and amortized to cost of sales as that inventory is sold.

Marketable securities

f.       Marketable securities:

Marketable securities consist mainly of money market funds, debt securities and equity securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. When debt securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. Changes in fair value, net of taxes, are reflected in other comprehensive income.

For declines in the fair value of equity securities that are considered other-than-temporary, impairment losses are charged to financial expense, net. The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and for equity securities, the Company's ability and intent to hold the investment for the length of time necessary to allow for the recovery of the market value. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income. Realized gains and losses for both debt and equity securities are included in financial expense, net.

Property, plant and equipment

g.       Property, plant and equipment:

Property, plant and equipment are stated at cost, after deduction of the related investment grants, and depreciated using the straight-line method over the estimated useful life of the assets: buildings, mainly 40 years; machinery and equipment, between 15 to 20 years; and other assets, between 5 to 10 years.

Goodwill and indefinite life intangible assets

h.       Goodwill:

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually per reporting unit at the end of each year, or whenever events or circumstances present an indication of impairment.

The Company applies the FASB's guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. If the Company performs a qualitative assessment and concludes it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is then required to perform the first step of the two-step impairment test.

Definite life intangible assets

i.       Identifiable intangible assets:

Identifiable intangible assets are comprised of definite life intangible assets and indefinite life intangible assets.

Definite life intangible assets consist mainly of acquired product rights and other rights relating to products in respect of which an approval for marketing was received from the U.S. Food and Drug Administration (“FDA”) or the equivalent agencies in other countries.

Definite life intangible assets are amortized using mainly the straight-line method over their estimated period of useful life which is determined by identifying the period in which substantially all of the cash flows are expected to be generated. Amortization of acquired developed products is recorded under cost of sales. Amortization of marketing and distribution rights is recorded under selling and marketing expenses.

Indefinite life intangible assets are mainly comprised of trade names and research and development in-process. Indefinite life intangible assets are not amortized but rather are tested for impairment annually at December 31 of each year, or whenever events or circumstances present an indication of impairment.

Research and development in-process acquired in a business combination is capitalized. Upon initial recognition, these assets are treated similarly to indefinite life intangible assets until the related research and development efforts are either completed or abandoned. In the reporting period where they are treated as indefinite life intangible assets, they are not amortized but rather are tested for impairment annually at the end of each year, or whenever events or circumstances present an indication of impairment. Upon completion of the related research and development efforts, management determines the remaining useful life of the intangible assets and amortizes them accordingly. In case of abandonment, the related research and development efforts are impaired.

Impairment in value of long-lived assets

l.       Impairment in value of long-lived assets:

The Company tests long-lived intangible and tangible assets, other than goodwill, for impairment, whenever events or circumstances present an indication of impairment. For indefinite life intangible assets, the impairment test is performed annually, and consists of a comparison of the fair value of the intangible assets to their carrying amounts. When required, the Company records charges for impairment of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets (see also notes 6, 7 and 17).

Convertible senior debentures

m.       Convertible senior debentures:

The Company separates the liability and equity components of convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement) so that the interest on the Company's convertible debt is at a market rate. This accounting treatment results in the bifurcation of the convertible debt security into a debt component (which is recorded at an amount lower than its face amount) and an equity component. The debt component is accreted over the period until the debt is first due or putable by the holder, with accretion of the resulting discount on the debt recognized as part of interest expense in the consolidated statements of income.

Treasury shares	n. Treasury shares: Treasury shares are presented as a reduction of Teva shareholders' equity and carried at their cost to Teva, under “Treasury shares”.
Contingencies

j.       Contingencies:

The Company and certain of its subsidiaries are involved in various patent, product liability, consumer, commercial, and environmental claims; government investigations; and other legal proceedings that arise from time to time in the ordinary course of our business. Except for income tax contingencies, we record accruals for these type of contingencies to the extent that we conclude their occurrence is probable and that the related liabilities are estimable. We record anticipated recoveries under existing insurance contracts that are probable of occurring and at the gross amount that is expected to be collected.

Tax contingencies

k.       Tax contingencies:

TTThe Company records accruals for uncertain tax positions. Those accruals are recorded to the extent that the Company concludes that a tax position is not sustainable under a “more-likely-than-not” standard. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

Revenue recognition

p.       Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, including those required by the U.S. health care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities”. These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Revenue resulting from the achievement of milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

Revenues and other arrangements from licensees, sales of licensed products and technology, are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

Other revenues, which include royalty income and income from services, amounted to $438 million, $383 million and $162 million in the years ended December 31, 2012, 2011 and 2010, respectively.

Research and development expenses

q.       Research and development:

Research and development expenses are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the services are performed.

Research and development in-process acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use, is expensed as incurred.

Income taxes

t.       Deferred income taxes:

<>Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred income tax assets will not be realized. Deferred income tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

<>Deferred tax has not been provided on the following items:

<>(1) Taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally the Company's intention to hold these investments, not to realize them.

<>(2) Amounts of tax-exempt income generated from the Company's current Approved Enterprises and unremitted earnings from foreign subsidiaries retained for reinvestment in the Group (see note 14f).

Concentration of credit risks

v.       Concentration of credit risks:

Most of Teva's cash, cash equivalents and marketable securities (which amounted to $3.1 billion at December 31, 2012) were deposited with European, U.S. and Israeli banks and financial institutions and were comprised mainly of cash deposits.

The pharmaceutical industry, particularly in the U.S., has been significantly affected by consolidation among managed care providers, large pharmacy chains, wholesaling organizations and other buyer groups. The U.S. market constitutes approximately 51% of our consolidated revenues and a relatively small portion of total trade accounts net of sales reserves and allowances. The exposure of credit risks relating to other trade receivables is limited, due to the relatively large number of group customers and their wide geographic distribution. Teva performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

Derivative

w.       Derivatives:

Teva carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts, written and purchased currency options and swaps). The transactions are designed to hedge the Company's currency exposure and interest exposure.

Derivatives that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of “financial expenses—net” in the statements of income.

Derivatives that qualify as a fair value hedge are recognized on the balance sheet at their fair value, with changes in the fair value reported with the carrying amount of the hedged asset or liability.

For derivatives that qualify as cash-flow hedges, the effective portion of these derivatives' fair value is initially reported as a component of other comprehensive income.

For derivatives that do not qualify for hedge accounting, the cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Earnings per share

u.       Earnings per share:

Basic earnings per share are computed by dividing the net income attributable to Teva by the weighted average number of ordinary shares (including fully vested RSUs) outstanding during the year, net of treasury shares.

In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

Share-based compensation

o.       Stock-based compensation:

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires estimates as to the option's expected life and the price volatility of the underlying stock.

 Teva values restricted stock units (“RSUs”) based on the market value of the underlying stock at the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting. Teva recognizes the estimated fair value of option-based awards and RSUs, net of estimated forfeitures, under stock-based compensation costs.

Shipping and handling costs

r.       Shipping and handling costs:

Shipping and handling costs, which amounted to $230 million, $236 million and $202 million for the years ended December 31, 2012, 2011 and 2010, respectively, are included in selling and marketing expenses.

Advertising expenses

s.       Advertising expenses:

Advertising expenses are charged to income as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $337 million, $248 million and $243 million, respectively.

Reclassifications	aa. Reclassifications: Certain comparative figures have been reclassified to conform to the current year presentation.
Fair value measurement

x.       Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value. See note 3.

Collaborative arrangements

y.       Collaborative arrangements:

A Collaborative agreements are contractual arrangements in which the parties are active participants to the arrangement and are exposed to the significant risks and rewards that are dependent on the ultimate commercial success of the endeavor. See note 2(12).

The Company recognizes revenue generated and costs incurred on sales to third parties as it relates to a collaborative agreement as gross or net, based on accounting guidance relating to “Reporting Revenue Gross as a Principal versus Net as an Agent.” If the Company is the principal participant in a transaction, revenues are recorded on a gross basis; otherwise, revenues are recorded on a net basis.

Segment reporting

z.       Segment reporting:

Teva evaluates its organizational structure under a notion of “One Teva” with functional based units of a front-end (products offerings) and back-end (supply, operations and research and development) unified organization. Accordingly, Teva concluded that it has one operating segment.

Subsequent to the anticipated completion of Teva's strategic review in 2013, the Company intends to re-evaluate it's segment reporting.

Entity-wide disclosures on net revenues and property, plant and equipment are presented in note 18.

Recently issued accounting pronouncements

ab.       Recently issued accounting pronouncements:

In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment,” which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, “Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities,” which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." Teva believes that the adoption of both the standard and the update will not have a material impact on Teva's consolidated financial statements.

Fair value measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2012 and 2011 are classified in the tables below in one of the three categories described in note 1x:

__________________________

*

.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. In April 2010, the Company adopted an accounting pronouncement that changes the method for determining whether other-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2012 and 2011, the credit loss was $5 million and $164 million, respectively.

Financial Instruments Not Measured at Fair Value

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

CERTAIN TRANSACTIONS (Tables)	0 Months Ended
Dec. 31, 2012
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S. $
in millions
Current assets	$2,850
Investment and non-current assets	426
Property, plant and equipment	359
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,279
Total assets acquired	10,774

Current liabilities	832
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,099
Contingent consideration	171
Total liabilities assumed	4,184
Non controlling interest	79
Net assets acquired	$6,511

Pro forma financial information
	Year ended December 31,
	2011	2010

	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net revenues	$20,443	$18,792
Net income attributable to Teva	$2,681	$2,907

Earnings per share:
Basic	$3.01	$3.24
Diluted	$3.00	$3.20

Year ended December 31, 2010

(U.S. $ in millions, except earnings per share)
(Unaudited)
Net revenues	$17,396
Net income attributable to Teva	$3,421

Earnings per share:
Basic	$3.82
Diluted	$3.76

FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Dec. 31, 2012
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
The fair value of the financial instruments that are measured on a basis other than fair value are presented in the table below:
	Estimated fair value*
	December 31,
	2012	2011

	U.S. $ in millions

Senior notes included under long term liabilities	$(10,494)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(2,870)	(1,555)

Fair value at the end of the period	$(13,364)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2012	2011

	U.S. $ in millions
Carrying value as of January 1	$(139)	$78
Amount realized	(10)	(61)
Contingent consideration in connection with Cephalon acquisition	40	(171)
Net change to fair value:
Included in earnings - finance expense - net	4	22
Included in other comprehensive income (loss)	7	(7)

Carrying value as of December 31	$(98)	$(139)

MARKETABLE SECURITIES (Tables)	0 Months Ended
Dec. 31, 2012
Marketable Securities Tables [Abstract]
Available-for-sale securities
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2012	$541	$533	$27	$19
December 31, 2011	$725	$836	$26	$137

Marketable securities
	December 31,
	2012	2011

	(U.S. $ in millions)
Cash and cash equivalents, mainly money market funds	$331	$75
Short-term investments	5	22
Other non-current	205	628
	$541	$725

Contractual maturities of debt securities
3) The contractual maturities of debt securities are as follows:
December 31,
2012

(U.S. $ in millions)
2013	$336
2014	0
2015	0
2016	0
2017	0
2018 and thereafter	133
$469

PROPERTY, PLANT AND EQUIPMENT (Tables)	0 Months Ended
Dec. 31, 2012
Property Plant And Equipment Tables [Abstract]
Property, plant and equipment, net
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Machinery and equipment	$4,220	$3,857
	Buildings	2,521	2,429
	Computer equipment and other assets	1,196	1,063
	Payments on account	726	574
	Land*	475	453
		9,138	8,376
	Less—accumulated depreciation	2,823	2,429
		$6,315	$5,947

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

Following recent acquisitions, during 2011 the Company reassessed its estimates of the useful lives of property and machinery used in the determination of depreciation, based on management’s review of actual physical condition and usage, normal wear and tear, technological change, and industry practice. Following these changes in estimates, the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years, and the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years. The impact of the change in estimates is not material to the financial statements.
Depreciation expenses were $428 million, $358 million and $448 million in the years ended December 31, 2012, 2011 and 2010, respectively. During the years ended December 31, 2012 and 2011, we had impairment of property, plant and equipment in the amount of $190 million and $52 million, respectively, see note 17.

GOODWILL AND INTANGIBLE ASSETS (Tables)	0 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Tables [Abstract]
Schedule of goodwill
NOTE 7—GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS:
a.	Goodwill:

	The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:
		2012	2011

		(U.S. $ in millions )
	Balance as of January 1	$18,293	$15,232
	Changes during year:
	Goodwill acquired *	302	3,358
	Translation differences and other	261	(297)

	Balance as of December 31	$18,856	$18,293

	* Represents adjustments made in 2012 to the goodwill of Cephalon, which was acquired in 2011, with respect to changes in estimates during the allocation period relating mainly to intangible assets, property, plant and equipment, sales reserves and allowances, equity investments and other accruals. These goodwill adjustments did not materially affect our 2012 opening balances.

Schedule of intangible asstes
b.	Identifiable intangible assets:

1. Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2012	2011	2012	2011	2012	2011

	(U.S. $ in millions )
Product rights	$9,983	$10,237	$3,429	$2,316	$6,554	$7,921
Trade names	258	251	55	34	203	217
Research and development in process	988	2,178	0	0	988	2,178

Total	$11,229	$12,666	$3,484	$2,350	$7,745	$10,316

SHORT TERM DEBT (Tables)	0 Months Ended
Dec. 31, 2012
Short Term Debt Tables [Abstract]
Schedule of short term debt
NOTE 8—SHORT TERM DEBT:
a.	Short term debt and current maturities of long term liabilities:	December 31,
		2012	2011

		(U.S. $ in millions )
	Banks and financial institutions	$45	$2,591
	Convertible debentures (see note 11)	530	531
	Current maturities of long term liabilities	2,431	1,158
	Total	$3,006	$4,280

LONG TERM EMPLOYEE RELATED OBLIGATIONS (Tables)	0 Months Ended
Dec. 31, 2012
Long Term Employee Related Obligations Tables [Abstract]
Long-term employee-related obligations
NOTE 9—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:
a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Accrued severance pay	$135	$131
	Defined benefit plans	160	108

	Total	$295	$239

SENIOR NOTES AND LOANS (Tables)	0 Months Ended
Dec. 31, 2012
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 10—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2012	December 31,
		2012	2011

	%	U.S. $ in millions
Senior notes (1)	0.8 to 6.15	$12,152	$9,317
Loans, mainly from banks (2)(3)	1 to 2.5	1,976	2,062
Debentures (3)	7.2	15	15

		14,143	11,394
Less—current portion (included under “short-term debt”)		(2,431)	(1,158)

		$11,712	$10,236

1) During 2012, the Company issued the following senior notes (all guaranteed by Teva):
	Annual
	interest	Principal
Issuer	rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V. *	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V. **	1.5	$493	October 2018

Teva Pharmaceutical Finance IV, LLC	2.25	$700	March 2020

Teva Pharmaceutical Finance Company B.V.***	2.95	$1,300	December 2022

* Principal amount issued Euro 1 billion.
** Principal amount issued CHF 450 million.
*** In December 2012, the Company entered into interest rate swap agreements with respect to these notes (see note 15).

c. The required annual principal payments of long-term debt, starting with the year 2014, are as follows:
December 31,
2012

(U.S. $ in millions)
2014	$840
2015	1,539
2016	1,486
2017	792
2018 and thereafter	7,028
$11,685

As of December 31, 2012, the fair value of the interest rate swap transactions, which were terminated, included under senior notes and loans were $27 million.

The above does not include the convertible senior debentures described in note 11.

EQUITY (Tables)	0 Months Ended
Dec. 31, 2012
Equity Tables [Abstract]
Schedule of ordinary shares issued upon outstanding options
The following tables summarize information at December 31, 2012 regarding the number of ordinary shares issuable upon: (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	56	13.99	1.15	1,297
$15.21	-	$22.50	8	21.59	1.53	125
$22.51	-	$32.30	808	32.19	0.93	4,159
$32.31	-	$38.00	1,959	32.54	0.96	9,403
$38.01	-	$43.00	15,935	40.79	8.15	-
$43.01	-	$45.00	3,932	44.16	3.82	-
$45.01	-	$52.00	9,419	49.43	6.56	-
$52.01	-	$65.00	4,463	54.70	3.97	-
Total			36,580	44.40	6.21	14,984

Components of accumulated other comprehensive income (loss)
	December 31,
	2012	2011	2010

	(U.S. in millions)
Currency translation adjustment, net of tax	$175	$(455)	$386
Unrealized gain (loss) from available-for-sale securities, net of tax	(7)	(72)	43
Unrealized loss from cash flow hedge	(93)	(30)	(70)
Other	(92)	(32)	(9)
Comprehensive income (loss) attributable to Teva	$(17)	$(589)	$350

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The weighted average fair value of options granted during the years were estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2012	2011	2010

Weighted average fair value	$ 7.4	$ 9.2	$ 9.7

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Dividend yield	2.6%	2.0%	1.7%
Expected volatility	24%	27%	24%
Risk-free interest rates (in dollar terms)	1.3%	1.3%	1.7%
Expected life	8 years	6 years	5 years

INCOME TAXES (Tables)	0 Months Ended
Dec. 31, 2012
Income Tax Tables [Abstract]
Schedule of the provision for income taxes
b.	Provision for income tax:
		Year ended December 31,
		2012	2011	2010

		(U.S. $ in millions )
In Israel		$5	$71	$139
Outside Israel		(142)	56	144
		$(137)	$127	$283

Schedule of deferred income taxes by report caption
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2012	2011

	(U.S. $ in millions )
Current assets—deferred taxes	$1,142	$966
Current liabilities—other current liabilities	(19)	(46)
Other non-current assets	110	62
Long-term liabilities—deferred income taxes	(1,849)	(2,610)
	$(616)	$(1,628)

Schedule of unrecognized tax benefits
	Year ended December 31,
	2012	2011	2010

	(U.S. $ in millions )
Balance at the beginning of the year	$907	$795	$726
Increase (decrease) related to prior year tax positions, net	(10)	(45)	20
Increase related to current year tax positions	151	131	47
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(146)	(20)	(15)
Liabilities assumed in acquisitions	0	52	13
Other	1	(6)	4
Balance at the end of the year	$903	$907	$795

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	0 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
c. Derivative instrument disclosure:
The fair value of derivative instruments consists of:
		Fair value
	Reported under	December 31,
		2012	2011
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Other non-current assets	$4	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Other current assets	$20	$17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(109)	$(53)

Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments	Other current liabilities	$(29)	$(57)

FINANCIAL EXPENSES NET (Tables)	0 Months Ended
Dec. 31, 2012
Financial Expenses Net Tables [Abstract]
Schedule of financial expenses
NOTE 16—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2012	2011	2010

	U.S. $ in millions
Interest expenses and other bank charges	$355	$234	$202
Foreign exchange (gain) losses— net	25	16	(22)
Income from investments	(26)	(44)	(57)
Gain from interest rate swap transaction	-	(53)
Losses from hedging transactions in connection with the ratiopharm acquisition	-	-	102
Expenses mainly from senior notes prepayment	32	-	-
Total finance expense — net	$386	$153	$225

LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Tables)	0 Months Ended
Dec. 31, 2012
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 17—IMPAIRMENTS, LOSS CONTINGENCIES, RESTRUCTURING AND OTHERS:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Year ended December 31 ,
	2012	2011	2010

	U.S. $ in millions
Impairment of long-lived assets (see also notes 6 and 7)	$1,071	$201	$124
Loss contingencies	670	30	-
Restructuring and other expenses	221	192	260
Legal settlements	45	441	2
Contingent consideration	(40)	-	-
Acquisition costs	7	37	24
Total	$1,974	$901	$410

ENTITY-WIDE DISCLOSURES (Tables)	0 Months Ended
Dec. 31, 2012
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area

b. Revenues by geographic area were as follows:
	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
United States:
Generic	$4,381	$3,957	$5,789
Branded	5,857	4,804	3,600
Others	200	39	5
Total United States	10,438	8,800	9,394
Europe:
Generic	3,387	3,810	2,637
Branded	1,563	1,101	746
Others	723	749	564
Total Europe	5,673	5,660	3,947
Rest of World:*
Generic	2,617	2,429	1,481
Branded	730	588	509
Others	859	835	790
Total Rest of World	4,206	3,852	2,780
	$20,317	$18,312	$16,121
* Of which Israel	$621	$621	$566

Schedule of net sales by product line
	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
Generic Medicines	$10,385	$10,196	$9,907
API	796	747	641
Specialty Medicines	8,150	6,493	4,855
CNS	5,464	4,412	3,202
Copaxone®	3,996	3,570	2,958
Provigil®	417	350	-
Nuvigil®	347	86	-
Azilect®	330	290	244
Oncology	860	268	74
Treanda®	608	131	-
Respiratory	856	878	747
ProAir™	406	436	396
Qvar®	297	305	250
Women's health	448	438	374
Other branded	522	497	458
All Others	1,782	1,623	1,359
OTC	936	765	496
Other revenues	846	858	863
Total	$20,317	$18,312	$16,121

Schedule of PPE by geographical area
e.) Property, plant and equipment—by geographical location were as follows:
	December 31,
	2012	2011

	U.S. $ in millions
Israel	$1,649	$1,459
United States	896	1,053
Japan	644	765
Hungary	498	388
Croatia	415	311
Germany	367	317
Other	1,846	1,654
	$6,315	$5,947

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Tables)	0 Months Ended
Dec. 31, 2012
Schedule Of Valuation And Qualifying Accounts Tables [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Table [Text Block]
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Three Years Ended December 31, 2012
(U.S. $ in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2012	$116	$32	$5	$(8)	$145
Year ended December 31, 2011	$126	$20	$(6)	$(24)	$116
Year ended December 31, 2010	$99	$29	$9	$(11)	$126

Allowance in respect of carryforward tax losses:
Year ended December 31, 2012	$452	$379	$2	$(112)	$721
Year ended December 31, 2011	$211	$124	$198	$(81)	$452
Year ended December 31, 2010	$121	$77	$24	$(11)	$211

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Cash, cash equivalents and marketable securities deposited with U.S., European and Israeli banks and financial institutions	$ 3,100,000,000
Percentage of consolidated sales in North America	51.00%
Shipping and handling costs, which are included in selling and marketing expenses	230,000,000	236,000,000	202,000,000
Advertising expense	337,000,000	248,000,000	243,000,000
Property Plant And Equipment [Line Items]
Royalties Payments For Research And Development Services	$ 438,000,000	$ 383,000,000	$ 162,000,000
Building [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Mainly	40
Other Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum	15
Property Plant And Equipment Useful Life Maximum	20
Other Capitalized Property Plant And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum	5
Property Plant And Equipment Useful Life Maximum	10

CERTAIN TRANSACTIONS (Details) (USD $) In Billions, unless otherwise specified	0 Months Ended
	Dec. 31, 2012	Oct. 14, 2011
Noncash Or Part Noncash Acquisitions [Line Items]
Date acquired	January 2011
Total consideration		$ 6.5

CERTAIN TRANSACTIONS (Details 1)	0 Months Ended					0 Months Ended				0 Months Ended								0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 02, 2011 USD ($)	Oct. 14, 2011 USD ($)	Mar. 02, 2011 USD ($)	Dec. 31, 2012 Ratiopharm [Member] USD ($)	Aug. 10, 2010 Ratiopharm [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR (€)	Dec. 31, 2012 Infarmasa [Member]	Dec. 31, 2012 Cephalon [Member]	Oct. 14, 2011 Cephalon [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwoprecentdue 2015 [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwopointfiveprecentdue 2014 [Member] USD ($)	Jul. 14, 2011 Taiyo [Member] USD ($)	Dec. 31, 2012 Curetech [Member]	Sep. 28, 2011 Curetech [Member] USD ($)	Sep. 26, 2011 Japanese Venture [Member] USD ($)
Business Acquisition [Line Items]
Date acquired	January 2011					August 10, 2010				January 2011	In October 2011				July 2011	September 2011		September 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars				$ 6,500,000,000			$ 5,200,000,000	$ 355,000,000							$ 1,092,000,000			$ 150,000,000
Purchase price in a currency other than US dollars									267,000,000
Amount borrowed to fund a portion of the cash component of the purchase price						1,500,000,000
Original principal amount of debt instrument			5,000,000,000		750,000,000	2,500,000,000
Business Acquisition, Percentage of Voting Interests Acquired																	75.00%	100.00%
Equity Method Investment Additional Investment Option Exercised																	19,000,000
Debt Conversion Original Debt Amount 2010													820,000,000	500,000,000
Convertible Debt Aggregate Amount Conversion												2,100,000,000
Equity Method Investment Ownership Percentage																	33.00%
Assets acquired
Current assets												2,850,000,000
Investment and other non-current assets												426,000,000
Property, plant and equipment												359,000,000
Identifiable intangible asset - existing product rights				2,555,000,000			1,658,000,000
Identifiable intangible asset - existing trade name							139,000,000					9,000,000
Identifiable intangible asset - existing products and trade name												2,564,000,000
Research and development in-process				1,296,000,000								1,296,000,000
Goodwill							2,795,000,000					3,279,000,000
Total assets acquired												10,774,000,000
Liabilities assumed
Current liabilities												832,000,000
Long-term liabilities, including deferred taxes												1,099,000,000
Short-term Debt												2,082,000,000
Contingent consideration												171,000,000
Total liabilities assumed												4,184,000,000
Non-controlling interests	99,000,000	148,000,000										79,000,000
Net assets acquired												$ 6,511,000,000
Additional Business Combination Disclosures [Abstract]
Acquired Finite Lived Intangible Assets Weighted Useful Life Min												3
Acquired Finite Lived Intangible Assets Weighted Useful Life Max												12

CERTAIN TRANSACTIONS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Aug. 10, 2010	Dec. 31, 2010	Dec. 31, 2010 Ratiopharm [Member]	Oct. 14, 2011 Cephalon [Member]	Dec. 31, 2011 Cephalon [Member]	Dec. 31, 2010 Cephalon [Member]
Business Acquisition Pro Forma Information [Line Items]
Net sales		$ 17,396			$ 20,443	$ 18,792
Net income attributable to Teva			$ 3,421		$ 2,681	$ 2,907
Earnings per share-Basic			$ 3.82		$ 3.01	$ 3.24
Earnings per share-Diluted			$ 3.76		$ 3	$ 3.2
Business Acquisition, Pro Forma Information, Description	Below is a certain unaudited pro forma statement of income data for the year ended December 31, 2010, as if the acquisition of ratiopharm had occurred on January 1, 2010, after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) estimated additional interest expense due to: (i) borrowings under the one year credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) elimination of interest income on Teva’s cash and cash equivalents and marketable securities used as cash consideration in the acquisition; and (iv) elimination of financial expenses of $102 million resulting from the hedging of the euro-denominated purchase price for the acquisition; and (c) elimination of intercompany sales.			Below are certain unaudited pro forma combined statement of income data for the years ended December 31, 2011 and 2010, as if the acquisition of Cephalon had occurred on January 1, 2010 after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) exclusion of $288 million of nonrecurring expense related to inventory step up in 2011 and inclusion of $355 million of nonrecurring expense in 2010; (c) estimated additional finance expenses due to: (i) borrowings under credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) elimination of Cephalon’s equity investment mark-to-market effect (an exclusion of income of $198 million and $8 million in 2011 and 2010 supplemental pro forma net income respectively); and (iv) elimination of Cephalon’s finance expense relating to convertible debentures; (d) pharmaceutical products divested as part of the regulatory requirements for approving the deal; (e) elimination of intercompany sales; (f) elimination of net revenues related to the divestiture of certain overlapping products; and (g) elimination of net revenues and income related to Cephalon’s divested businesses (Middle East, Africa, Latin America and Asia); and (h) certain adjustments with regards to the amortization of Cephalon’s Provigil® product. This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010 nor is it necessarily indicative of future results.

CERTAIN TRANSACTIONS (Details 3) (USD $) In Millions, unless otherwise specified	Oct. 14, 2011	Dec. 31, 2012 Ratiopharm [Member]	Aug. 10, 2010 Ratiopharm [Member]	Jul. 14, 2011 Taiyo [Member]	Oct. 14, 2011 Cephalon [Member]
Business Acquisition [Line Items]
Research and development in-process	$ 1,296				$ 1,296
Number of IPR&D products valued			42
Highest value allocated to an IPR&D product			$ 501
The methodology for determining the fair value in process research and development projects as of the acquisition date		The net cash inflows were discounted to present values, using a range of discount rates of between 10.5% and 15% and other assumptions, which take into account the stage of completion, nature and timing of efforts for completion, risks and uncertainties, and other key factors, which vary among the individual products
The low end of the estimated after tax discount rates used in determining the present value of the probability adjusted incremental cash flows expected to be generated by the IPR&D acquired in a business combination			10.50%
The high end of the estimated after tax discount rates used in determining the present value of the probability adjusted incremental cash flows expected to be generated by the IPR&D acquired in a business combination	13.00%		15.00%
Number Of Marketed Generics Products In Japan				550

CERTAIN TRANSACTIONS (Details 4) (USD $)	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Equity Method Investments [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	$ 412,000	$ 305,000
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and Development Asset Acquired Other than Through Business Combination, Written-off			26,000,000
Potential Payments Under Agreement Certain Milestones	$ 10,000,000		$ 10,000,000
Xenon [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations	Under the agreement, Teva paid Xenon an upfront fee of $41 million. In addition, Teva may be required to pay development, regulatory and sales-based milestones of up to $335 million. Xenon is also entitled to royalties on sales and has an option to participate in commercialization in the United States<>.
South Korea Venture [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Nature and Purpose	Teva will contribute its global resources, with responsibilities for manufacturing and supplying a wide range of affordable and innovative medicines, and Handok’s primary responsibility will be in sales and marketing, distribution, and regulatory affairs.
Collaborative Arrangement, Rights and Obligations	Under the terms of the agreement, we will have a voting split of 60% and 40% and a profit split of 51% and 49% to Teva and Handok, respectively.
PGT [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations	We own 49% of the joint venture, and P&G holds a controlling financial interest of 51%. We recognize profits of the joint venture based on our ownership percentage
Teva Lonza [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage owned by Teva	50.00%		50.00%

CERTAIN TRANSACTIONS (Details 5) (Cephalon [Member], USD $) In Millions, unless otherwise specified	Oct. 14, 2011
Cephalon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 171

CERTAIN TRANSACTIONS (Details 6)	0 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 14, 2011 USD ($)	Dec. 31, 2012 Ctg Weld [Member] USD ($)	Dec. 31, 2012 Ctg Weld [Member] EUR (€)	Sep. 02, 2011 CoCrystal [ Member]	Sep. 14, 2012 Animal Health Business [Member] USD ($)
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation In Process Research And Development			$ 1,296,000,000
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Existing Product Rights			2,555,000,000
Related Party Transaction Expenses From Transactions With Related Party	412,000	305,000		1,700,000	1,300,000
Date Of Investment Agreement						In September 2011, Teva entered into an agreement with CoCrystal Discovery, Inc., a company focusing on the discovery and development of novel therapeutics, utilizing an innovative drug discovery technology. According to the agreement, Teva will fund the company’s R&D under the Research Agreement by the investment into the company of two tranches of $7.5 million each per target (the latter one being discretionary). The first tranche was invested by Teva in 2011. Dr. Phillip Frost, the Chairman of the board of directors of Teva, and Prof. Roger
Divestiture Group Maximum Selling Price							145,000,000
Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable							50,000,000
Remaining Noncash Or Part Noncash Divestiture Amount Of Consideration Receivabl							$ 91,000,000

FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			$ (139)	$ 78
Amount realized	(10)	(61)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	4	22
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	7	(7)
Carrying value	(98)	(139)	(98)	(139)	78
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			(10,494)	(8,662)
Fair value of the interest rate swap agreements			0		0
Fair value convertible senior debentures and derivatives liabilities			(2,870)	(1,555)
Fair value, option, credit risk, gains (losses) on assets			5		164
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures			(13,364)	(10,217)
Contingent Consideration In Connection With Cephalon Acquisition	40	(171)	40	(171)
Cash And Cash Equivalents2011 [Domain]
Total	2,844	1,509
Cash And Cash Equivalents2011 [Domain] | Level 1 [Member]
Total	2,956	1,625
Cash And Cash Equivalents2011 [Domain] | Level 2 [Member]
Total	(14)	23
Cash And Cash Equivalents2011 [Domain] | Level 3 [Member]
Total	(98)	(139)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	331	73	331	73
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	331	73	331	73
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	2,548	1,023	2,548	1,023
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	2,548	1,023	2,548	1,023
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	32	31	32	31
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	32	31	32	31
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	1	5	1	5
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	4	0	4
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	100	91	100	91
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	100	91	100	91
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	5	20	5	20
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	5	20	5	20
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Liability Derivatives [Member]
Derivatives-net	29	57	29	57
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	29	57	29	57
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	109	53	109	53
Derivatives-net	4	25	4	25
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	109	53	109	53
Derivatives-net	4	25	4	25
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Asset Derivatives [Member]
Derivatives-net	(20)	(17)	(20)	(17)
Derivative Fair Value Of Derivative Asset	0		0		0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(20)	(17)	(20)	(17)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	72	505	72	505
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	72	505	72	505
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net		(171)		(171)
Business Acquisition, Contingent Consideration, at Fair Value	(131)		(131)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net		0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net		0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net		(171)		(171)
Business Acquisition, Contingent Consideration, at Fair Value	$ (131)		$ (131)

MARKETABLE SECURITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Fair value	$ 541	$ 725
Cost	533	836
Gross unrealized holding gains	27	26
Gross unrealized holding losses	19	137
Cash and cash equivalents	331	75
Short-term investments	5	22
Other non-current	205	628
Fair value	541	725
Contractual maturities of debt securities
2013	336
2015	0
2016	0
2017	0
2018 and thereafter	133
Total maturities of available-for-sale securities, at fair value	469
2014	$ 0

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw and packaging materials	$ 1,754	$ 1,589
Products in process	751	781
Finished products	2,871	2,502
Materials in transit and payments on account	126	140
Inventories	$ 5,502	$ 5,012

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 475	$ 453
Buildings	2,521	2,429
Machinery and equipment	4,220	3,857
Computer equipment and other assets	1,196	1,063
Payments on account	726	574
Subtotal	9,138	8,376
Less-accumulated depreciation	2,823	2,429
Property, Plant and Equipment, Net, Total	6,315	5,947
Depreciation expense for the year	428	358	448
Impairment charge during the year on property, plant and equipment	$ 190	$ 52
Capitalized Land Lease Estimated Useful Lives Minimum	30
Capitalized Land Lease Estimated Useful Lives Maximum	99
Building [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years
Machinery and Equipment [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, balance as of January 1			$ 18,293	$ 15,232
Net additions from acquisitions and adjustments of previously recorded business combinations	302	3,358
Translation Differences And Other	261	(297)
Goodwill, balance as of December 31	18,856	18,293	18,856	18,293	15,232
Intangible assets
Product rights, at cost	9,983	10,237	9,983	10,237
Finite Lived Trade Names Gross	258	251	258	251
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed In Process Research And Development Gross	988	2,178	988	2,178
Intangible assets, gross, excluding goodwill	11,229	12,666	11,229	12,666
Product rights, accumulated amortization	3,429	2,316	3,429	2,316
Finite Lived Trade Names Accumulated Amortization	55	34	55	34
Intangible assets accumulated amortization	3,484	2,350	3,484	2,350
Products rights net	6,554	7,921	6,554	7,921
Trade Names Net	203	217	203	217
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed In Process Research And Development Net	988	2,178	988	2,178
Intangible assets, net (excluding goodwill) total	7,745	10,316	7,745	10,316
Intangible assets charges against earnings
Amortization expense on intangible assets for the period			1,272	707	527
Impairment of intangible assets			858	143	109
Estimated aggregate amortization of intangible assets
2013	1,117		1,117
2014	1,065		1,065
2015	801		801
2016	734		734
2017	$ 730		$ 730

SHORT TERM DEBT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Current
Bank loans, overdrafts and financial institution loans	$ 45	$ 2,591
Principal amount currently outstanding on the debt instrument	530	531
Current portion of long term senior notes and loans	2,431	1,158
Debt, Current, Total	$ 3,006	$ 4,280
Debt Current Additional Information
Weighted average interest rate	1.50%	1.00%

SHORT TERM DEBT (Details1) (USD $)	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 03, 2011
Line Of Credit Facility [Line Items]
Bank loans, overdrafts and financial institution loans	$ 45,000,000	$ 2,591,000,000
Syndicated Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Agreement Date		June
Line Of Credit Termination Terms	five-year		three-year
Line Of Credit Facility Maximum Borrowing Capacity	3,000,000,000	2,500,000,000	1,500,000,000
Bilateral Revolving Lines Of Credit [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Agreement Date	2009 and early 2010 2011
Line Of Credit Facility Maximum Borrowing Capacity	$ 2,500,000,000	$ 1,100,000,000

LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employee-related obligations long-term
Accrued severance pay	$ 135	$ 131
Defined benefit plans	160	108
Total	295	239
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	134	129
Expected contributions to the pension funds	94
Future minimum benefit payments
2013	22
2014	16
2015	13
2016	14
2017	17
2018-2022	$ 96

SENIOR NOTES AND LOANS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)	Apr. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 02, 2011 USD ($)	Mar. 02, 2011 USD ($)	Dec. 31, 2012 One Point Five Senior Notes Due 2012 [Member] USD ($)	Dec. 31, 2012 One Point Seven Senior Notes Due 2014 [Member] USD ($)
Long Term Debt By Components Alternative [Abstract]
Credit facilities	$ 0			$ 0
Senior notes	12,152,000,000			9,317,000,000
Loans, mainly from banks	1,976,000,000	100,500,000,000	1,200,000,000	2,062,000,000
Debentures	15,000,000			15,000,000
Total long-term debt	14,143,000,000			11,394,000,000
Current Portion Long Term Debt	(2,431,000,000)			(1,158,000,000)
Notes and Loans, Noncurrent, Total	11,712,000,000			10,236,000,000
Maturities Of Long Term Debt [Abstract]
2014	840,000,000
2015	1,539,000,000
2016	1,486,000,000
2017	792,000,000
2018 and thereafter	7,028,000,000
Total Long Term Debt Maturities Repayments Of Principal	11,685,000,000
Senior Notes Additional Information [Abstract]
Original principal amount of debt instrument					5,000,000,000	750,000,000
Fair Value Of The Interest Rate Swap Transactions Terminated	27,000,000
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment							$ 1,000,000,000	$ 1,000,000,000

SENIOR NOTES AND LOANS (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Nov. 02, 2011	Mar. 02, 2011	Dec. 31, 2012 Senior Notes Issue One [Member]	Dec. 31, 2012 Syndicated Loan [Member]	Dec. 31, 2012 Bank Loan Two [Member]	Dec. 31, 2010 Bank Loan Two [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2018 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2018 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2019 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2019 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2020 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2020 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2022 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2022 One [Member]	Dec. 31, 2012 Long Credit Agreement 2017 [Member]	Dec. 31, 2012 Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt instrument issuer										Teva Pharmaceutical Finance V B.V. **		Teva Pharmaceutical Finance IV B.V. *		Teva Pharmaceutical Finance IV, LLC		Teva Pharmaceutical Finance Company B.V.***
Debt instrument stated interest rate percentage	7.20%								1.50%	1.50%	2.90%	2.90%	2.25%	2.25%	2.95%	2.95%	0.99%	1.42%
Debt instrument effective interest rate percentage at period end, low end of range					0.50%	1.00%
Debt instrument effective interest rate percentage at period end, high end of range					6.20%	2.50%
Debt instrument maturity year									Jan 10, 2018		Jan 4, 2019		Jan 3, 2020		Jan 12, 2022
Interest rate information							denominated in Euro (mainly) and USD
Description of the interest rate terms of the swap agreement															see note 15
Original principal amount of debt instrument			$ 5,000	$ 750		$ 376	$ 410	$ 405	$ 493	$ 493	$ 1,316	$ 1,316	$ 700	$ 700	$ 1,300	$ 1,300
Principal amount currently outstanding on the debt instrument	$ 530	$ 531

CONVERTIBLE SENIOR DEBENTURES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instrument	$ 530	$ 531

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2007	Mar. 31, 2007	Jan. 02, 2012	Dec. 31, 2012 Barr and Duramed products [Member]	Dec. 31, 2012 Barr and Duramed products [Member]	Dec. 31, 2012 Teva And Subsidiaries [Member]	Dec. 31, 2012 Teva And Subsidiaries [Member]
Operating Leases Future Minimum Payments Due Abstract
2013	$ 99,000,000
2014	91,000,000
2015	59,000,000
2016	41,000,000
2017	36,000,000
2018 and thereafter	99,000,000
Operating Leases Related Parties Expense	500,000
Lease And Rental Expense	132,000,000	115,000,000	90,000,000
Statement [Line Items]
Approximate number of product liability cases								6,000		4,300
Approximate number of pending cases							335	335
Approximate number of cases that have been dismissed								5,500		3,000
Pending Cases Litigation In Arkansas Federal Court							250
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court									40
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa					180,000,000
Annual sales of Protonix				2,500,000,000
Annual Sales Of Pantoprazole				1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva						2,100,000,000
Provision Relating To Pending Patent Litigation	670,000,000
Loss Estimation Relating To Pending Patent Litigation	$ 1,400,000,000

EQUITY (Details) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 02, 2011 USD ($)	Mar. 02, 2011 USD ($)
Common stock
Ordinary shares, issued	944		944	944	942
Purchase of treasury shares			$ 1,161,000,000		$ 899,000,000	$ 99,000,000
Treasury Stock Shares Acquired			28.1	28.1	19.6	1.9
Stock Repurchase Program, Authorized Amount	3,000,000,000	1,000,000,000
Original principal amount of debt instrument							5,000,000,000	750,000,000
Treasury stock
Treasury stock, value			(1,161,000,000)		(901,000,000)	(99,000,000)
Retained earnings
Estimated income tax liability	0		0
Dividends declared and paid			$ 1.03		$ 0.89	$ 0.74
Additional dividends declared				1.15
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment, net of tax	175,000,000	386,000,000	175,000,000		(455,000,000)	386,000,000
Unrealized gain (loss) from available-for-sale securities, net of tax	(7,000,000)	43,000,000	(7,000,000)		(72,000,000)	43,000,000
Unrealized loss from cash flow hedge	(93,000,000)	(70,000,000)	(93,000,000)		(30,000,000)	(70,000,000)
Accumulatedothercomprehensiveincomelossotheradjustments	(92,000,000)	(9,000,000)	(92,000,000)		(32,000,000)	(9,000,000)
Comprehensive income attributable to Teva	$ (17,000,000)	$ 350,000,000	$ (17,000,000)		$ (589,000,000)	$ 350,000,000

EQUITY (Details 1) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Past Employee Stock And Incentived Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equivalent stock units approved for grants under the plan	70
Share based compensation vesting period	1 to 4 years
Share based compensation expiration period	seven
Long Term Equity Based Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation vesting period	1 to 4 years
Share based compensation expiration period	ten

EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Options granted WA fair value	$ 7.4	$ 9.2	$ 9.7
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Dividend yield	2.60%	2.00%	1.70%
Expected volatility	24.00%	27.00%	24.00%
Risk-free interest rate (in dollar terms)	1.30%	1.30%	1.70%
Expected years of life	8		6	5
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Closing stock price	$ 37.34
The total number of exercisable options that are in-the-money as of December 31, 2010	3,400,000
The total intrinsic value of options exercised during the years	$ 6	$ 35	$ 222
Average market price of Teva's ordinary shares during the year	$ 41.63	$ 45.49	$ 55.09
Stock Options Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Balance outstanding at beginning of year	33,298,000	28,164,000	30,057,000
Granted	7,231,000	9,550,000	6,062,000
Exercise of options and RSUs by employees, shares	(704,000)	(2,295,000)	(7,273,000)
Forfeited	(3,245,000)	(2,121,000)	(682,000)
Balance outstanding at end of year	36,580,000	33,298,000	28,164,000
Weighted average exercise price	$ 44.4	$ 44.92	$ 44.77	38.66
Granted	$ 40.5	$ 42.56	$ 50.62
Exercised	$ 33.36	$ 30.21	$ 24.53
Forfeited	$ 44.76	$ 48.61	$ 43.29
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Low end of range of expected forfeiture rates	2.00%
High end of range of expected forfeiture rates	9.00%
Options exercisable at end of year	14,230,000	11,456,000	9,862,000
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Weighted average exercise price	$ 44.3	$ 41.01	$ 36.17
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 129

EQUITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	36,580
Weighted average exercise price	$ 44.4
Weighted average remaining life	6.21
Aggregate intrinsic value	$ 14,984
Number of shares	14,230
Weighted average exercise price	$ 44.3
Weighted average remaining life	3.02
Aggregate intrinsic value	14,984
Exercise Price Range One [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	56
Weighted average exercise price	$ 13.99
Weighted average remaining life	1.15
Aggregate intrinsic value	1,297
Number of shares	56
Weighted average exercise price	$ 13.99
Weighted average remaining life	1.15
Aggregate intrinsic value	1,297
Exercise Price Range Two [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	8
Weighted average exercise price	$ 21.59
Weighted average remaining life	1.53
Aggregate intrinsic value	125
Number of shares	8
Weighted average exercise price	$ 21.59
Weighted average remaining life	1.53
Aggregate intrinsic value	125
Exercise Price Range Three [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	808
Weighted average exercise price	$ 32.19
Weighted average remaining life	0.93
Aggregate intrinsic value	4,159
Number of shares	808
Weighted average exercise price	$ 32.19
Weighted average remaining life	0.93
Aggregate intrinsic value	4,159
Exercise Price Range Four [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	1,959
Weighted average exercise price	$ 32.54
Weighted average remaining life	0.96
Aggregate intrinsic value	9,403
Number of shares	1,959
Weighted average exercise price	$ 32.54
Weighted average remaining life	0.96
Aggregate intrinsic value	9,403
Exercise Price Range Five [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	15,935
Weighted average exercise price	$ 40.79
Weighted average remaining life	8.15
Aggregate intrinsic value	0
Number of shares	2,802
Weighted average exercise price	$ 41.62
Weighted average remaining life	2.91
Aggregate intrinsic value	0
Exercise Price Range Six [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	3,932
Weighted average exercise price	$ 44.16
Weighted average remaining life	3.82
Aggregate intrinsic value	0
Number of shares	2,836
Weighted average exercise price	$ 44.01
Weighted average remaining life	2.05
Aggregate intrinsic value	0
Exercise Price Range Seven [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	9,419
Weighted average exercise price	$ 49.43
Weighted average remaining life	6.56
Aggregate intrinsic value	0
Number of shares	3,223
Weighted average exercise price	$ 49.85
Weighted average remaining life	5.03
Aggregate intrinsic value	0
Exercise Price Range Eight [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	4,463
Weighted average exercise price	$ 54.7
Weighted average remaining life	3.97
Aggregate intrinsic value	0
Number of shares	2,538
Weighted average exercise price	$ 54.17
Weighted average remaining life	3.96
Aggregate intrinsic value	$ 0

EQUITY (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Employee Service Share Based Compensation Nonvested Award Total Compensation Cost Not Yet Recognized Period For Recognition R S Us	1.5
Employee Service Share Based Compensation Nonvested Award Total Compensation Cost Not Yet Recognized Period For Recognition Stock Option	1.4
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
RSUs outstanding at beginning of year	3,093	2,290	2,063
Granted	1,320	1,295	672
Vested	(519)	(389)	(379)
Forfeited	(150)	(103)	(66)
RSUs outstanding at end of year	3,744	3,093	2,290
Weighted-average grant date fair value per share - RSUs at beginning of year	$ 43.23	$ 45.78	$ 43.51
Granted	$ 38	$ 39.41	$ 47.57
Vested	$ 45.65	$ 44.43	$ 37.2
Forfeited	$ 43.97	$ 45.49	$ 42.22
Weighted-average grant date fair value per share - RSUs at end of year	$ 41.04	$ 43.23	$ 45.78
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 92

EQUITY (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Plan [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	$ 58	$ 63	$ 56
Restricted Stock Units [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	24	28	24
Omnibus Long Term Share Incentive Plan [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	82	91	80
Tax effect on stock-based compensation expense	13	13	11
Net effect	$ 69	$ 78	$ 69

INCOME TAXES (Details) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended				0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Year 2007 [Member] USD ($)	Dec. 31, 2012 Year 2007 [Member] ILS	Dec. 31, 2012 Foreign Country [Member] Year 2005 [Member] USD ($)	Dec. 31, 2012 Foreign Country [Member] Year 2005 [Member] ILS	Dec. 31, 2012 Foreign Country [Member] Year 2006 [Member] USD ($)	Dec. 31, 2012 Foreign Country [Member] Year 2006 [Member] ILS
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 1,660	$ 2,051	$ 2,511
Non-Israeli subsidiaries				159	905	1,135
Income before income taxes				1,819	2,956	3,646
Effect of acquired research and development in process on non-Israeli companies							1,402
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				5	71	139
Outside Israel				(142)	56	144
Income Tax Expense (Benefit), Total				(137)	127	283
Federal Income Tax Expense Benefit Continuing Operations
Current				564	689	560
Deferred income taxes-net and uncertain tax positions				(701)	(562)	(277)
Provision for income taxes				(137)	127	283
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				25.00%	24.00%	25.00%
Different effective tax rates applicable to non-Israeli subsidiaries				(5.00%)	(5.00%)	(1.00%)
The Company and its Israeli subsidiaries - mainly tax benefits arising from reduced tax rates under benefit programs				(29.00%)	(17.00%)	(18.00%)
Increase in uncertain tax positions-net				1.00%	2.00%	2.00%
Effective consolidated tax rate				(8.00%)	4.00%	8.00%
Short-term deferred tax assets (liabilities)-net:
Inventory related	533	299		533	299
Sales reserves and allowances	300	268		300	268
Provisions for employee-related obligations, current	68	113		68	113
Carryforward losses and deductions, current	79	49		79	49
Provision for legal settlements	128	199		128	199
Other	20	13		20	13
Short-term deferred tax assets (liabilities)-gross	1,128	941		1,128	941
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	(5)	(21)		(5)	(21)
Short-term deferred tax assets (liabilities)-net	1,123	920		1,123	920
Long-term deferred tax assets (liabilities)-net:
Deferred Tax Liabilities Property Plant And Equipment	(122)	(185)		(122)	(185)
Intangible assets	(1,883)	(2,562)		(1,883)	(2,562)
Provisions for employee related obligations, noncurrent	14	40		14	40
Carryforward losses and deductions, noncurrent	949	591		949	591
Other	24	(1)		24	(1)
Long-term deferred tax assets (liabilities)-gross	(1,018)	(2,117)		(1,018)	(2,117)
Deferred Tax Assets Valuation Allowance Noncurrent	(721)	(431)		(721)	(431)
Long-term deferred tax assets (liabilities)-net	(1,739)	(2,548)		(1,739)	(2,548)
Deferred tax assets (liabilities) - net	(616)	(1,628)		(616)	(1,628)
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				907	795	726
Increase related to prior year tax positions, net				(10)	(45)	20
Increase related to current year tax positions				151	131	47
Tax assessments settlements				(146)	(20)	(15)
Acquisition				0	52	13
Other				1	(6)	4
Balance at the end of the year	903	907	795	903	907	795	726
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	29	21	25					188	700	142	530	573	2,137
Balance of accrued potential penalties and interest in unrecognized tax benefits	144	115	94	144	115	94
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	29	21	25					188	700	142	530	573	2,137
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises				15,140
Tax Payable Refer To Distributed Dividends				2,129
Dependent Payment Refer To New Amendment	$ 700			$ 700

INCOME TAXESs (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Tax Carryforwards And Deductions Expiration Period One [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan 1, 2014
Last year in period	Dec 31, 2015
Tax effect of unspecified carryforward losses and deductions	$ 36
Tax Carryforwards And Deductions Expiration Period Two [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan 1, 2016
Last year in period	Dec 31, 2022
Tax effect of unspecified carryforward losses and deductions	119
Tax Carryforwards And Deductions No Expiration [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	467
Tax Carryforwards And Deductions Indefinite [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 327

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (616)	$ (1,628)
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	1,142	966
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	(19)	(46)
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	110	62
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (1,849)	$ (2,610)

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Stated interest rate on Senior Notes due 2016	7.20%
Proceeds from Accounts Receivable Securitization	535,000,000
Currency And Interest Rate Swap Senior Notes Due 2015 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements			0
Stated interest rate on Senior Notes due 2016		0.00%
Description of the interest rate terms of the swap agreement
Interest Rate Swap Senior Notes Due 2014 [Member]
Derivative [Line Items]
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.
Interest Rate Swap Senior Notes Due 2013 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements	1,100,000,000
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.
Currency And Interest Rate Swap Senior Notes Due 2021 [Member]
Derivative [Line Items]
Description of the interest rate terms of the swap agreement	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount. During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce its exposure resulting mainly from payroll costs denominated in new Israeli shekels. During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva’s European subsidiaries from anticipated exposure on 2012 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro. During the third quarter of 2012 and first quarter of 2013, Teva entered into cash flow hedge transactions to help protect Teva’s European subsidiaries from anticipated exposure on 2013 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro. During the fourth quarter of 2012, the Company entered into swap agreements with respect to its $1.3 billion principal amount of 2.95% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate. During the first quarter of 2013, the Company entered into swap agreements with respect to its $1.0 billion principal amount of 6.15% Senior Notes due 2036. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $1.0 billion principal amount, as compared to the stated 6.15% fixed rate.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 20	$ 17
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(29)	(57)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	4	25
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (109)	$ (53)

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) (USD $) In Millions, unless otherwise specified	Oct. 14, 2011	Dec. 31, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Dec. 31, 2012 Swap [Member] Financial Expenses Net [Member]	Dec. 31, 2011 Swap [Member] Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts		$ (45)	$ (5)	$ 18	$ 20
Purchase price in US dollars	$ 6,500

FINANCIAL EXPENSES NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Expenses Net [Abstract]
Income from investments	$ 26	$ 44	$ 57
Interest expense and other bank charges	(355)	(234)	(202)
Losses from hedging transactions in connection with the ratiopharm acquisition	0	0	(102)
Foreign Currency Transaction (Gain) Losses - net	(25)	(16)	22
Settlement received on auction rate securities portfolio	(32)	0	0
Other Than Temporary Impairment of Securities	0	0	0
Gain From Interest Rate Swap Transaction	0	53	0
Financial expenses-net	$ (386)	$ (153)	$ (225)

LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
One-time termination costs	$ 154	$ 187
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of long-lived assets	1,071	201	124
Loss Contingency	670	30	0
Restructuring expenses	221	192	260
Legal settlements	45	441	2
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	40	0	0
Merger And Acquisition Costs	7	37	24
Total	1,974	901	410
Impairment of Intangible Assets, Finite-lived	233
Inprceed Rd Impairment	625
Non Current Investments Impairment	23
Obatoclax [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	268
CEP37247 [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	96
Mylan [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	79
Curetech [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	127
Enjuvia [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of Intangible Assets, Finite-lived	62
Gabatril [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of Intangible Assets, Finite-lived	43
Ivax [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 20

ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 20,317	$ 18,312	$ 16,121	$ 16,121
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	16.00%	14.00%	16.00%
The net sales of Copaxone as a percentage of total net sales	0.00%	0.00%	18.00%
Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	20,317	18,312	16,121
Segment Geographical Groups Of Countries Group One Member | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	10,438	8,800	9,394
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,381	3,957	5,789
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	5,857	4,804	3,600
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	200	39	5
Segment Geographical Groups Of Countries Group Two Member | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	5,673	5,660	3,947
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,387	3,810	2,637
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,563	1,101	746
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	723	749	564
Segment Geographical Groups Of Countries Group Three [Member] | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,206	3,852	2,780
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,617	2,429	1,481
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	730	588	509
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	859	835	790
Israel [Member] | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales in Israel	$ 621	$ 621	$ 566

ENTITY-WIDE DISCLOSURES (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Information [Line Items]
Net revenues	$ 20,317	$ 18,312	$ 16,121	$ 16,121
Generics Active Pharmaceutical Ingredients [Member]
Product Information [Line Items]
Net revenues	796	747	641
Branded CNS [Member]
Product Information [Line Items]
Net revenues	5,464	4,412	3,202
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	856	878	747
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	448	438	374
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	860	268	74
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	522	497	458
Other O T C Products [Member]
Product Information [Line Items]
Net revenues	936	765	496
Other Revenues [Member]
Product Information [Line Items]
Net revenues	846	858	863
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	3,996	3,570	2,958
Branded C N S Provigil [Member]
Product Information [Line Items]
Net revenues	417	350	0
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	330	290	244
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	347	86	0
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	406	436	396
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	297	305	250
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	608	131	0
Generics [Member]
Product Information [Line Items]
Net revenues	10,385	10,196	9,907
Branded [Member]
Product Information [Line Items]
Net revenues	8,150	6,493	4,855
Others [Member]
Product Information [Line Items]
Net revenues	$ 1,782	$ 1,623	$ 1,359

ENTITY-WIDE DISCLOSURES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 6,315	$ 5,947
Israel [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,649	1,459
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	896	1,053
Croatia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	415	311
Hungary [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	498	388
Other Countries [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,846	1,654
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	367	317
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 644	$ 765

EARNINGS PER SHARE (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Number Of Shares Par Value And Other Disclosures Abstract
Anti-dilutive securities excluded from computation of earnings per share, amount	0
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva		$ 1,963	$ 2,759	$ 3,331
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits		0	0	44
Net income used for the computation of diluted earnings per share		$ 1,963	$ 2,759	$ 3,375
Weighted average number of shares used in the computation of basic earnings per share		872	890	896
Additional shares from the assumed exercise of employee stock options and unvested RSU's		1	2	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures		0	1	19
Weighted average number of shares used in the computation of diluted earnings per share		873	893	921
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued		944	942
Treasury, shares		87	59

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 32	$ 20	$ 29
Charged to other accounts	5	(6)	9
Deductions	(8)	(24)	(11)
Ending balance	145	116	126	99
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	379	124	77
Charged to other accounts	2	198	24
Deductions	(112)	(81)	(11)
Ending balance	$ 721	$ 452	$ 211	$ 121